             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the DirectedAdvisorySolutions variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New
York) and First Allmerica Financial Life Insurance Company in New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACT MAY NOT BE AVAILABLE IN ALL STATES.

A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-423-5252. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                            (SERVICE CLASS 2)
                                                 Fidelity VIP III Growth & Income Portfolio
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Mid Cap Portfolio
AIM V.I. Blue Chip Fund                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     (CLASS 2)
(CLASS B)                                        FT VIP Mutual Shares Securities Fund
Alliance Growth Portfolio                        FT VIP Templeton Developing Markets Securities Fund
DELAWARE VIP TRUST (SERVICE CLASS)               INVESCO VARIABLE INVESTMENT FUNDS, INC.
Delaware VIP Select Growth Series                INVESCO VIF Dynamics Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              INVESCO VIF Core Equity Fund
Deutsche VIT EAFE Equity Index Fund              JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche VIT Equity 500 Index Fund               Janus Aspen Aggressive Growth Portfolio
Deutsche VIT Small Cap Index Fund                Janus Aspen Capital Appreciation Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Janus Aspen International Growth Portfolio
(SERVICE CLASS 2)                                PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fidelity VIP II Contrafund-Registered            Pioneer Fund VCT Portfolio
Trademark- Portfolio                             SCUDDER VARIABLE SERIES II
                                                 Scudder Government Securities Portfolio


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        16
INVESTMENT OBJECTIVES AND POLICIES..........................        18
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        21
  PAYMENTS..................................................        21
  COMPUTATION OF VALUES.....................................        22
        The Accumulation Unit...............................        22
        Net Investment Factor...............................        22
  RIGHT TO CANCEL...........................................        23
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        23
  TRANSFER PRIVILEGE........................................        23
        Asset Allocation Model Reallocations................        24
        Automatic Transfers (Dollar Cost Averaging).........        24
        Automatic Account Rebalancing.......................        25
  SURRENDER AND WITHDRAWALS.................................        25
        Systematic Withdrawals..............................        26
        Life Expectancy Distributions.......................        26
  DEATH BENEFIT.............................................        27
        Standard Death Benefit..............................        27
        Optional Enhanced Death Benefit Rider...............        27
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        28
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        28
  ASSIGNMENT................................................        28
ANNUITIZATION -- THE PAYOUT PHASE...........................        29
  ELECTING THE ANNUITY DATE.................................        29
  CHOOSING THE ANNUITY PAYOUT OPTION........................        29
        Fixed Annuity Payout Options........................        30
        Variable Annuity Payout Options.....................        30
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................        30
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................        31
        The Annuity Unit....................................        31
        Determination of the First Annuity Benefit
        Payment.............................................        32
        Determination of the Number of Annuity Units........        32
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        32
        Payment of Annuity Benefit Payments.................        32
  TRANSFERS OF ANNUITY UNITS................................        33
  WITHDRAWALS AFTER THE ANNUITY DATE........................        33
        Calculation of Proportionate Reduction..............        34
        Calculation of Present Value........................        35
        Deferral of Withdrawals.............................        36
  REVERSAL OF ANNUITIZATION.................................        36
  NORRIS DECISION...........................................        37
CHARGES AND DEDUCTIONS......................................        38
  VARIABLE ACCOUNT DEDUCTIONS...............................        38
        Mortality and Expense Risk Charge...................        38
        Administrative Expense Charge.......................        38
        Other Charges.......................................        38
  CONTRACT FEE..............................................        39

  OPTIONAL RIDER CHARGE.....................................        39
  PREMIUM TAXES.............................................        39
  TRANSFER CHARGE...........................................        40
GUARANTEE PERIOD ACCOUNTS...................................        41
FEDERAL TAX CONSIDERATIONS..................................        43
  GENERAL...................................................        43
        The Company.........................................        43
        Diversification Requirements........................        43
        Investor Control....................................        43
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        44
  TAXATION OF THE CONTRACT IN GENERAL.......................        44
        Withdrawals Prior to Annuitization..................        44
        Withdrawals After Annuitization.....................        44
        Annuity Payouts After Annuitization.................        45
        Penalty on Distribution.............................        45
        Assignments or Transfers............................        45
        Nonnatural Owners...................................        45
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        46
  TAX WITHHOLDING...........................................        46
  INDIVIDUAL RETIREMENT ANNUITIES...........................        46
STATEMENTS AND REPORTS......................................        47
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        47
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        48
VOTING RIGHTS...............................................        48
DISTRIBUTION................................................        49
LEGAL MATTERS...............................................        49
FURTHER INFORMATION.........................................        49
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- THE MARKET VALUE ADJUSTMENT...................       B-1
APPENDIX C -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       C-1
APPENDIX D -- PERFORMANCE INFORMATION (ALLMERICA FINANCIAL
 LIFE INSURANCE AND ANNUITY COMPANY AND FIRST ALLMERICA
 FINANCIAL LIFE INSURANCE COMPANY...........................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ACCUMULATION UNIT CALCULATION AND ANNUITY BENEFIT
 PAYMENTS...................................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         6
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the issue date and may not be later than the Owner's 99th birthday (90th birthday under New York Contracts.)

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for Contracts issued in all jurisdictions except New York and First Allmerica Financial Life Insurance Company for Contracts issued in New York.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the Issue Date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contracts Trust ("Pioneer VCT"), and Scudder Variable Series II ("SVS").

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                               $35*
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000.

*The fee may be lower in some jurisdictions. See Contract
Specifications for specific charge

OPTIONAL RIDER CHARGE:
  If the Enhanced Death Benefit Rider is elected, 1/12th of
  the annual charge is deducted pro rata on a monthly basis
  at the end of each Contract month. The charge for this
  Rider on an annual basis as a percentage of Accumulated
  Value is:
    Annual Step-Up with 5% Yield Enhanced Death Benefit            0.25%
      (EDB)Rider:*
    Annual Step-Up EDB Rider:**                                    0.15%

 *Not Available in New York

**Available only in New York.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               0.50%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           0.65%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.


                                         MANAGEMENT FEE                                          TOTAL FUND
                                           (AFTER ANY     FEES UNDER     OTHER EXPENSES           EXPENSES
                                           VOLUNTARY        12B-1      (AFTER ANY WAIVERS/   (AFTER ANY WAIVERS/
UNDERLYING FUND                             WAIVERS)       PLANS(*)      REIMBURSEMENTS)       REIMBURSEMENTS)
---------------                          --------------   ----------   -------------------   -------------------
AIT Money Market Fund (Service
 Shares)...............................       0.31%          0.15%            0.05%           0.51%(1)
AIM V.I. Blue Chip Fund................       0.75%          0.00%            0.51%           1.26%(2)
Alliance Growth Portfolio (Class B)....       0.75%          0.25%            0.11%           1.11%
Delaware VIP Select Growth Series
 (Service Class).......................       0.75%          0.15%            0.13%           1.03%(3)
Deutsche VIT EAFE Equity Index Fund....       0.45%          0.00%            0.20%           0.65%(4)
Deutsche VIT Equity 500 Index Fund.....       0.20%          0.00%            0.10%           0.30%(4)
Deutsche VIT Small Cap Index Fund......       0.35%          0.00%            0.10%           0.45%(4)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2)..............................       0.58%          0.25%            0.11%           0.94%(5)
Fidelity VIP III Growth & Income
 Portfolio (Service Class 2)...........       0.48%          0.25%            0.11%           0.84%(5)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2).....................       0.58%          0.25%            0.11%           0.94%(5)
FT VIP Mutual Shares Securities Fund
 (Class 2).............................       0.60%          0.25%            0.19%           1.04%(6)
FT VIP Templeton Developing Markets
 Securities Fund (Class 2).............       1.25%          0.25%            0.32%           1.82%(6)
INVESCO VIF Dynamics Fund..............       0.75%          0.00%            0.33%           1.08%(7)
INVESCO VIF Core Equity Fund...........       0.75%          0.00%            0.34%           1.09%(7)
Janus Aspen Aggressive Growth Portfolio
 (Service Shares)......................       0.65%          0.25%            0.02%           0.92%(8)
Janus Aspen Capital Appreciation
 Portfolio (Service Shares)............       0.65%          0.25%            0.01%           0.91%(8)
Janus Aspen International Growth
 Portfolio (Service Shares)............       0.65%          0.25%            0.06%           0.96%(8)
Pioneer Fund VCT Portfolio
 (Class II)............................       0.65%          0.25%            0.14%           1.04%
Scudder Government Securities
 Portfolio.............................       0.55%          0.00%            0.05%           0.60%


(*)These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% of average net assets for AIT Money Market Fund. The Total Operating Expenses of the fund were less than its respective expense limitation throughout 2001.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

(2)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.

(4)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for Deutsche VIT EAFE Equity Index Fund, 0.20%, 0.11% and 0.31% for Deutsche VIT Equity 500 Index Fund, and 0.35%, 0.28% and 0.63% for Deutsche VIT Small Cap Index Fund, respectively, for the year ended December 31, 2001.

(5)Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.82% for Fidelity VIP III Growth & Income Portfolio, and 0.88% for Fidelity VIP III Mid Cap Portfolio.

(6)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(8)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no
Rider:


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $12        $38        $ 66       $145
AIM V.I. Blue Chip Fund....................................    $20        $61        $105       $227
Alliance Growth Portfolio..................................    $18        $57        $ 97       $212
Delaware VIP Select Growth Series..........................    $17        $54        $ 93       $203
Deutsche VIT EAFE Equity Index Fund........................    $14        $42        $ 73       $161
Deutsche VIT Equity 500 Index Fund.........................    $10        $32        $ 55       $121
Deutsche VIT Small Cap Index Fund..........................    $12        $36        $ 63       $139
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $17        $51        $ 89       $193
Fidelity VIP III Growth & Income Portfolio.................    $16        $48        $ 83       $182
Fidelity VIP III Mid Cap Portfolio.........................    $17        $51        $ 89       $193
FT VIP Mutual Shares Securities Fund.......................    $18        $54        $ 94       $204
FT VIP Templeton Developing Markets Securities Fund........    $25        $78        $134       $285
INVESCO VIF Dynamics Fund..................................    $18        $56        $ 96       $208
INVESCO VIF Core Equity Fund...............................    $18        $56        $ 96       $209
Janus Aspen Aggressive Growth Portfolio....................    $16        $51        $ 88       $191
Janus Aspen Capital Appreciation Portfolio.................    $16        $50        $ 87       $190
Janus Aspen International Growth Portfolio.................    $17        $52        $ 90       $195
Pioneer Fund VCT Portfolio.................................    $18        $54        $ 94       $204
Scudder Government Securities Portfolio....................    $13        $41        $ 71       $156


(2) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Annual Step-Up with 5% Yield Enhanced Death Benefit Rider (charge of 0.25% annually):


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $15        $ 46       $ 79       $174
AIM V.I. Blue Chip Fund....................................    $22        $ 69       $118       $253
Alliance Growth Portfolio..................................    $21        $ 64       $110       $238
Delaware VIP Select Growth Series..........................    $20        $ 62       $106       $230
Deutsche VIT EAFE Equity Index Fund........................    $16        $ 50       $ 87       $189
Deutsche VIT Equity 500 Index Fund.........................    $13        $ 39       $ 68       $150
Deutsche VIT Small Cap Index Fund..........................    $14        $ 44       $ 76       $167
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $19        $ 59       $102       $220
Fidelity VIP III Growth & Income Portfolio.................    $18        $ 56       $ 96       $209
Fidelity VIP III Mid Cap Portfolio.........................    $19        $ 59       $102       $220
FT VIP Mutual Shares Securities Fund.......................    $20        $ 62       $107       $231
FT VIP Templeton Developing Markets Securities Fund........    $28        $ 86       $146       $309
INVESCO VIF Dynamics Fund..................................    $21        $ 63       $109       $235
INVESCO VIF Core Equity Fund...............................    $21        $ 64       $109       $236
Janus Aspen Aggressive Growth Portfolio....................    $19        $ 58       $101       $218
Janus Aspen Capital Appreciation Portfolio.................    $19        $ 58       $100       $217
Janus Aspen International Growth Portfolio.................    $19        $ 60       $103       $222
Pioneer Fund VCT Portfolio.................................    $20        $ 62       $107       $231
Scudder Government Securities Portfolio....................    $16        $ 49       $ 84       $183

                          SUMMARY OF CONTRACT FEATURES

WHAT ARE SOME OF THE FEATURES OF THIS VARIABLE ANNUITY CONTRACT?

This variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased prior to the 90th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Fixed Account;

    - Guarantee Period Accounts;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is available at issue for a separate monthly charge. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than one year after the Issue Date;

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option) or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Present Value Withdrawal in each calendar year and, except under New York Contracts, one Payment Withdrawal. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. In addition, except under New York Contracts, if the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option) he/she may make one Payment Withdrawal each calendar year. For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under
ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $10,000 minimum for your initial payment and a $50 minimum for any additional payments. A minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following Underlying Funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Money Market Fund                            (CLASS 2)*
                                                 FT VIP Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                     FT VIP Templeton Developing Markets Securities Fund
AIM V.I. Blue Chip Fund                          INVESCO VARIABLE INVESTMENT FUNDS, INC.
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     INVESCO VIF Dynamics Fund
(CLASS B)*                                       INVESCO VIF Core Equity Fund
Alliance Growth Portfolio                        JANUS ASPEN SERIES (SERVICE SHARES)*
DELAWARE VIP TRUST (SERVICE CLASS)*              Janus Aspen Aggressive Growth Portfolio
Delaware VIP Select Growth Series                Janus Aspen Capital Appreciation Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              Janus Aspen International Growth Portfolio
Deutsche VIT EAFE Equity Index Fund              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)*
Deutsche VIT Equity 500 Index Fund               Pioneer Fund VCT Portfolio
Deutsche VIT Small Cap Index Fund                SCUDDER VARIABLE SERIES II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Scudder Government Securities Portfolio
(SERVICE CLASS 2)*
Fidelity VIP II Contrafund-Registered
Trademark- Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
(SERVICE CLASS 2)*
Fidelity VIP III Growth & Income Portfolio
Fidelity VIP III Mid Cap Portfolio


*Class B, Service Class, Service Class 2, Class 2, Service Shares and Class II all refer to share classes that include 12b-1 fees.

Each Underlying Fund operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee

Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS. THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period under certain circumstances in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT. The Company maintains a separate investment account referred to as Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by a vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by a vote of the Board of Directors of the Company on August 21, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Companies by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a

Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ('Sub-Advisers') selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Blue Chip Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Contract. Alliance Variable Products
Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Select Growth Series.


DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management ("DeAM") is the investment advisor for Deutsche VIT EAFE Equity Index Fund, the Deutsche VIT Equity 500 Index Fund, and the Deutsche VIT Small Cap Index Fund which are available under the Contract. DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives our clients a truly global network and product range. DeAM manages U.S., international, emerging markets, fixed income and is a know leader in index strategies.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: Fidelity VIP II Contrafund-Registered Trademark-Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. . The investment adviser to the FT VIP Templeton Developing Markets Securities Fund is Templeton Asset Management, Ltd.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund, INVESCO VIF Core Equity Fund, INVESCO Utilities Fund and INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Three of its investment portfolios are available under the contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen International Growth Portfolio.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

ALLMERICA INVESTMENT TRUST:

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE GROWTH PORTFOLIO -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.

DELAWARE VIP TRUST:

DELAWARE VIP SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for high earnings growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:


DEUTSCHE VIT EAFE EQUITY INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.



DEUTSCHE VIT EQUITY 500 INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's Composite Stock Price Index (the "S&P Index"), which emphasizes stocks of large U.S. companies.



DEUTSCHE VIT SMALL CAP INDEX FUND -- seeks to match as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:

FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- seeks long-term capital appreciation. The Fund invests primarily in emerging market equity securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.

INVESCO VIF CORE EQUITY FUND -- seeks to provide high total return through both growth and current income. This Fund was formerly known as INVESCO VIF Equity Income Fund.

JANUS ASPEN SERIES:

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

SCUDDER VARIABLE SERIES II:

SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current-income consistent with preservation of capital.

Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

PAYMENTS

The latest Issue Date is the day prior to the 90th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently the initial payment must be at least $10,000.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of AIT.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company. You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "TRANSFER PRIVILEGE" below.

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 0.50% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. Except for IRA contracts returned within 10 days which receive a refund as outlined above, the Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money

Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from either the Fixed Account or the Sub-Account investing in the AIT Money Market Fund (the "source accounts") to one or more available Sub-Accounts. You may elect these automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if it is being used as the source account, the AIT Money Market Fund;

    - if an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to the source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to the source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically notify the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. Each withdrawal must be a minimum of $100 and, except under New York Contracts where no minimum balance is required, the Accumulated Value of the Contract may not be reduced to less than $1,000.

A Contract fee may apply when a Contract is surrendered. See CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. Subject to state law, the Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see ANNUITIZATION -- THE PAYOUT PHASE, "WITHDRAWALS AFTER THE ANNUITY DATE."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

The minimum amount of each automatic withdrawal is $100 and, except under New York Contracts where no minimum balance is required, the Contract's Accumulated Value may not be reduced to less than $1,000. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only.) Prior to the Annuity Date, an Owner may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals. For each withdrawal under (b), the proportionate reduction is calculated by multiplying the
(b) value immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. An optional Enhanced Death Benefit (EDB) Rider will be available at issue as long as the oldest Owner has not yet attained age 80. (For Contracts issued by First Allmerica in New York, the EDB Rider may be elected if the oldest Owner is under age 90.) In all jurisdictions except NewYork, the Annual Step-Up with 5% Yield EDB Rider is offered. In New York, the Annual Step-Up EDB Rider is offered. The Riders are identical except as noted below.

A separate charge for the Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

The Annual Step-Up with 5% Yield EDB Rider and the Annual Step-Up EDB Rider provide a death benefit guarantee if the death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or after the deceased's 90th birthday:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals (under a New York Contract, the 5% yield is not available; therefore, the (b) value equals gross payments proportionately reduced to reflect withdrawals);

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details).

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the first Contract anniversary; and

    - must occur before the Owner's 99th birthday (before the Owner's 90th birthday under New York Contracts.)

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's 85th birthday or (b) one year after the Issue Date.

If there are Joint Owners, the age of the Older Owner will determine the latest possible Annuity Date under New York Contracts. In all other jurisdictions, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

Under New York Contracts, if no Market Value Adjustment was used to calculate the Annuity Value, the first fixed annuity benefit payment will be based on the greater of (a) the guaranteed annuity rates shown in the Contract or (b) the Company's non-guaranteed current annuity option rates applicable to this class of Owners. If a Market Value Adjustment was used to caculate the Annuity Value, the first fixed annuity benefit payment will be based on the greatest of (a),
(b) and (c), where (a) and (b) are the same as above and (c) is the annuity option rates available under the immediate annuity contract being offered by the Company, if any, on the date Annuity Units are purchased.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the annuity option rates made available by the Company on the rate basis available at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid or any other period currently offered by the Company. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (a) a discount factor equivalent to the AIR; and

    (b) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5% or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "NORRIS DECISION");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

Notwithstanding the above, the annuity benefit payments at the time of annuitization under a New York Contract will not be less than those that would have been provided by the application of an Annuity Value equal to an amount required to purchase any single consideration immediate annuity contract offered by the Company at the same time to the same class of annuitants.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or, in most jurisdictions, telephone request to the Company. Transfers will be subject to the same market timing restrictions discussed in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

Automatic Account Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "TAXATION OF THE CONTRACT IN GENERAL -- WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS (NOT AVAILABLE IN NEW
  YORK)

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN
  OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed number of annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% -- 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

In addition, except under New York Contracts where payment withdrawals are not available, an Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS (Not available under New York Contracts.) Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX C -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the annuity payout phase will then be treated as transfers during the accumulation phase. (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the annuity payout phase will be treated as a withdrawal of the Surrender Value in the accumulation phase, as of the date of the payment or withdrawal. There may be adverse tax consequences resulting from these withdrawals.

       See "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX
       CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 0.50% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase and may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGE

Subject to state availability, the Company currently offers an Enhanced Death Benefit Rider that is available only if elected by the Owner at issue. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the Rider is equal to the Accumulated Value on the last day of each Contract month multiplied by 1/12th of the following annual percentage rate:

Annual Step-Up With 5% Yield Enhanced Death Benefit
  Rider:*...................................................  0.25%
Annual Step-Up Enhanced Death Benefit Rider:**..............  0.15%

  * Not Available in New York

 ** Available only in New York.

For a description of the Rider, see "Optional Enhanced Death Benefit Rider" under "DEATH BENEFIT," DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, ABOVE.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (15 days under New York Contracts) but not more than 75 days (45 days for New York Contracts), prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company, without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, for New York Contracts, the Company guarantees that it will transfer monies out of the Guaranteed Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to deductions taken for Contract Fees or rider charges.In addition, no negative Market

Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years (or nearest number of whole years for New York). If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals unless made at the end of the Guarantee Period; and
(2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan that is eligible for special income tax treatment under specific sections of the Code, including among others, Sections 408 and 408A, while a non-qualified contract is one that is not purchased in connection with one of the eligible retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. In addition to issuing the Contract as a non-qualified annuity, the Company currently issues the Contract as an Individual Retirement Annuity ("IRA") pursuant to Sections 408 or 408A of the Code. For more information on the tax provisions applicable to qualified contracts, see "INDIVIDUAL RETIREMENT ANNUITIES" below.

TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.

For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's "total disability" (as defined in the Code); or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in the Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides an optional Enhanced Death Benefit Rider under which the death benefit payable under the Contract may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Contract as an Individual Retirement Annuity. If the Contract fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age
59 1/2. You should consult a qualified tax adviser before adding the Enhanced Death Benefit Rider to the Contract if it is an Individual Retirement Annuity.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Funds intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

The Company does not pay commissions to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. However, a representative of Allmerica Investments, Inc. or an independent broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, promotional incentives or payments may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and risk charges.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-423-5252.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

SALES RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                          THE MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

For purposes of the examples below:

  i    =  the guaranteed interest rate being credited to the guarantee period.

  j    =  the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

  n    =  the number of days from the date of surrender to the
          expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 8.65%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 x 75%)

       Annuity Units after withdrawal = 342.50 (1,370 x (1
       -(49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

PAYMENT WITHDRAWALS

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 x 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 x (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

                                   APPENDIX D
                            PERFORMANCE INFORMATION

This Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company in 2001. In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on
(1) the periods that the Sub-Accounts have been in existence (the Sub-Accounts under this Contract were not established until 2001; therefore there were no performance results to report for year end 2000) and (2) the periods that the Underlying Funds have been in existence (Tables 1 and 2). Performance results in Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither table includes the optional Rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Table 1 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 0.65% (0.80% in New York), the effect of the $35 annual Contract fee, and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                                SUB-ACCOUNT          ENDED                          10 YEARS OR SINCE
                                               INCEPTION DATE      12/31/01           5 YEARS       INCEPTION IF LESS
                                               --------------   ---------------   ---------------   -----------------
AIT Money Market Fund*.......................     1/12/01                  N/A               N/A               3.27%
AIM V.I. Blue Chip Fund......................     1/12/01                  N/A               N/A             -22.59%
Alliance Growth Portfolio....................     1/12/01                  N/A               N/A             -26.92%
Delaware VIP Select Growth Series............     1/12/01                  N/A               N/A             -24.53%
Deutsche VIT EAFE Equity Index Fund..........     1/12/01                  N/A               N/A             -24.01%
Deutsche VIT Equity 500 Index Fund...........     1/12/01                  N/A               N/A             -12.82%
Deutsche VIT Small Cap Index Fund............     1/12/01                  N/A               N/A               0.92%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................     1/12/01                  N/A               N/A              -8.43%
Fidelity VIP III Growth & Income Portfolio...     1/12/01                  N/A               N/A              -8.64%
Fidelity VIP III Mid Cap Portfolio...........     1/12/01                  N/A               N/A               4.60%
FT VIP Mutual Shares Securities Fund.........     1/12/01                  N/A               N/A               4.03%
FT VIP Templeton Developing Markets
 Securities Fund.............................     1/12/01                  N/A               N/A             -13.77%
INVESCO VIF Dynamics Fund....................     1/12/01                  N/A               N/A             -30.35%
INVESCO VIF Core Equity Fund.................     1/12/01                  N/A               N/A              -9.11%
Janus Aspen Aggressive Growth Portfolio......     1/12/01                  N/A               N/A             -42.09%
Janus Aspen Capital Appreciation Portfolio...     1/12/01                  N/A               N/A             -22.38%
Janus Aspen International Growth Portfolio...     1/12/01                  N/A               N/A             -24.58%
Pioneer Fund VCT Portfolio...................     1/12/01                  N/A               N/A             -11.73%
Scudder Government Securities Portfolio......     1/12/01                  N/A               N/A               6.08%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1B
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                   FOR YEAR
                                                SUB-ACCOUNT          ENDED                          10 YEARS OR SINCE
                                               INCEPTION DATE      12/31/01           5 YEARS       INCEPTION IF LESS
                                               --------------   ---------------   ---------------   -----------------
AIT Money Market Fund*.......................     1/12/01                  N/A               N/A               3.42%
AIM V.I. Blue Chip Fund......................     1/12/01                  N/A               N/A             -22.44%
Alliance Growth Portfolio....................     1/12/01                  N/A               N/A             -26.77%
Delaware VIP Select Growth Series............     1/12/01                  N/A               N/A             -24.38%
Deutsche VIT EAFE Equity Index Fund..........     1/12/01                  N/A               N/A             -23.87%
Deutsche VIT Equity 500 Index Fund...........     1/12/01                  N/A               N/A             -12.67%
Deutsche VIT Small Cap Index Fund............     1/12/01                  N/A               N/A               1.06%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................     1/12/01                  N/A               N/A              -8.29%
Fidelity VIP III Growth & Income Portfolio...     1/12/01                  N/A               N/A              -8.50%
Fidelity VIP III Mid Cap Portfolio...........     1/12/01                  N/A               N/A               4.75%
FT VIP Mutual Shares Securities Fund.........     1/12/01                  N/A               N/A               4.18%
FT VIP Templeton Developing Markets
 Securities Fund.............................     1/12/01                  N/A               N/A             -13.63%
INVESCO VIF Dynamics Fund....................     1/12/01                  N/A               N/A             -30.20%
INVESCO VIF Core Equity Fund.................     1/12/01                  N/A               N/A              -9.11%
Janus Aspen Aggressive Growth Portfolio......     1/12/01                  N/A               N/A             -41.94%
Janus Aspen Capital Appreciation Portfolio...     1/12/01                  N/A               N/A             -22.38%
Janus Aspen International Growth Portfolio...     1/12/01                  N/A               N/A             -24.43%
Pioneer Fund VCT Portfolio...................     1/12/01                  N/A               N/A             -11.58%
Scudder Government Securities Portfolio......     1/12/01                  N/A               N/A               6.23%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2A
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/01           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.46%             4.55%              4.07%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.19%              N/A             -16.42%
Alliance Growth Portfolio*..................      9/15/94               -24.30%             6.22%             12.89%
Delaware VIP Select Growth Series*..........       5/3/99               -24.49%              N/A              -7.03%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.33%              N/A              -2.94%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.90%              N/A               4.73%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.26%              N/A               3.68%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*......................       1/3/95               -13.19%             9.35%             14.65%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.70%             8.81%              8.81%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.24%              N/A              24.41%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.21%             9.33%              9.75%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.83%           -12.56%            -11.89%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.74%              N/A               4.93%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%             9.42%             13.01%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -40.13%             6.00%             11.41%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.52%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -24.05%             8.78%             12.62%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.84%              N/A               6.92%
Scudder Government Securities Portfolio.....       9/3/87                 6.64%             6.14%              5.67%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/01           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.61%             4.69%              4.19%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.05%              N/A             -16.18%
Alliance Growth Portfolio*..................      9/15/94               -24.16%             6.32%             12.98%
Delaware VIP Select Growth Series*..........       5/3/99               -24.35%              N/A              -6.87%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.18%              N/A              -2.78%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.75%              N/A               4.88%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.40%              N/A               3.84%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*......................       1/3/95               -13.04%             9.45%             14.73%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.55%             8.91%              8.91%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.09%              N/A              24.54%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.35%             9.45%              9.89%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.68%           -12.35%            -11.67%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.60%              N/A               5.06%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%             9.42%             13.01%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -39.99%             6.10%             11.49%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.52%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -23.91%             8.88%             12.70%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.70%              N/A               7.06%
Scudder Government Securities Portfolio.....       9/3/87                 6.78%             6.27%              5.79%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                    SINCE INCEPTION OF UNDERLYING FUND**(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/00           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.60%             4.67%              4.18%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.06%              N/A             -16.17%
Alliance Growth Portfolio*..................      9/15/94               -24.16%             6.31%             12.85%
Delaware VIP Select Growth Series*..........       5/3/99               -24.41%              N/A              -7.00%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.19%              N/A              -2.89%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.77%              N/A               4.73%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.39%              N/A               3.71%
Fidelity VIP II Contrafund Portfolio*.......       1/3/95               -13.04%             9.44%             14.70%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.58%             8.89%              8.89%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.09%              N/A              24.13%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.07%             9.16%              9.42%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.94%           -12.60%            -11.94%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.59%              N/A               4.94%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%              N/A              12.93%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -39.98%             6.09%             11.41%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.44%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -23.74%             8.92%             12.68%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.67%              N/A               7.11%
Scudder Government Securities Portfolio.....       9/3/87                 6.78%             6.26%              5.78%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

**Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                    SINCE INCEPTION OF UNDERLYING FUND**(1)
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/00           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.60%             4.68%              4.19%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.04%              N/A             -16.15%
Alliance Growth Portfolio*..................      9/15/94               -24.15%             6.31%             12.86%
Delaware VIP Select Growth Series*..........       5/3/99               -24.40%              N/A              -6.99%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.18%              N/A              -2.88%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.75%              N/A               4.75%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.40%              N/A               3.73%
Fidelity VIP II Contrafund Portfolio*.......       1/3/95               -13.03%             9.45%             14.71%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.57%             8.90%              8.90%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.08%              N/A              24.15%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.08%             9.17%              9.43%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.91%           -12.57%            -11.91%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.59%              N/A               4.96%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%              N/A              12.94%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -39.98%             6.10%             11.42%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.45%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -23.73%             8.93%             12.69%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.66%              N/A               7.12%
Scudder Government Securities Portfolio.....       9/3/87                 6.79%             6.27%              5.79%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

**Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K
                           DIRECTEDADVISORYSOLUTIONS


SUB-ACCOUNTS                                                    2001
------------                                                  --------
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.034
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.776
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.732
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.756
Number of Units Outstanding at End of Period (in
 thousands).................................................       13

DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.761
Number of Units Outstanding at End of Period (in
 thousands).................................................       13

DEUTSCHE VIT EQUITY 500 INDEX FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.873
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.011
Number of Units Outstanding at End of Period (in
 thousands).................................................       10

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.917
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K
                           DIRECTEDADVISORYSOLUTIONS


SUB-ACCOUNTS                                                    2001
------------                                                  --------
FIDELITY VIP III GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.915
Number of Units Outstanding at End of Period (in
 thousands).................................................       15

FIDELITY VIP III MID CAP SERVICE PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.047
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.042
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

FT VIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.864
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

INVESCO VIF CORE EQUITY FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.909
Number of Units Outstanding at End of Period (in
 thousands).................................................       16

INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.698
Number of Units Outstanding at End of Period (in
 thousands).................................................       14

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.581
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.776
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K
                           DIRECTEDADVISORYSOLUTIONS


SUB-ACCOUNTS                                                    2001
------------                                                  --------
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.756
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.884
Number of Units Outstanding at End of Period (in
 thousands).................................................       11

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.062
Number of Units Outstanding at End of Period (in
 thousands).................................................       17

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                            AIT           AIT           AIT
                                                                                            CORE         EQUITY      GOVERNMENT
                                                                                           EQUITY        INDEX          BOND
                                                                                        ------------  ------------   -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 23,362,697  $ 30,512,453   $ 7,895,600
Investments in shares of AIM Variable Insurance Funds                                              -             -             -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -             -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -             -             -
Investments in shares of Delaware Group Premium Fund                                               -             -             -
Investment in shares of Eaton Vance Variable Trust                                                 -             -             -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -             -             -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -             -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -             -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -             -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -             -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -             -             -
Investments in shares of Janus Aspen Series                                                        -             -             -
Investments in shares of Pioneer Variable Contracts Trust                                          -             -             -
Investments in shares of Scudder Variable Series II                                                -             -             -
Investment in shares of T. Rowe Price International Series, Inc.                                   -             -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            7,603         5,886           235
                                                                                        ------------  ------------   -----------
    Total assets                                                                          23,370,300    30,518,339     7,895,835

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -             -             -
                                                                                        ------------  ------------   -----------
    Net assets                                                                          $ 23,370,300  $ 30,518,339   $ 7,895,835
                                                                                        ============  ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 23,366,273  $ 30,514,276   $ 7,891,861
  Allmerica Premier Choice                                                                         -             -             -
  Allmerica Premier Choice with Optional Rider                                                     -             -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 4,027         4,063         3,974
                                                                                        ------------  ------------   -----------
                                                                                        $ 23,370,300  $ 30,518,339   $ 7,895,835
                                                                                        ============  ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    10,744,715    11,958,664     5,459,066
  Net asset value per unit, December 31, 2001                                           $   2.174676  $   2.551646   $  1.445643

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000         2,000         2,000
  Net asset value per unit, December 31, 2001                                           $   1.006749  $   1.015861   $  0.993399

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000         2,000         2,000
  Net asset value per unit, December 31, 2001                                           $   1.006631  $   1.015741   $  0.993283


                                                                                                          AIT           AIT
                                                                                                        SELECT         SELECT
                                                                                            AIT       AGGRESSIVE       CAPITAL
                                                                                        MONEY MARKET    GROWTH       APPRECIATION
                                                                                        ------------  -----------    ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 21,566,423  $18,934,405    $ 14,922,948
Investments in shares of AIM Variable Insurance Funds                                              -            -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -            -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -            -               -
Investments in shares of Delaware Group Premium Fund                                               -            -               -
Investment in shares of Eaton Vance Variable Trust                                                 -            -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -            -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -            -               -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -            -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -            -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -            -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -            -               -
Investments in shares of Janus Aspen Series                                                        -            -               -
Investments in shares of Pioneer Variable Contracts Trust                                          -            -               -
Investments in shares of Scudder Variable Series II                                                -            -               -
Investment in shares of T. Rowe Price International Series, Inc.                                   -            -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -           75               -
                                                                                        ------------  -----------    ------------
    Total  assets                                                                         21,566,423   18,934,480      14,922,948

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              172            -               -
                                                                                        ------------  -----------    ------------
    Net assets                                                                          $ 21,566,251  $18,934,480    $ 14,922,948
                                                                                        ============  ===========    ============
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 21,562,249  $18,930,414    $ 14,918,699
  Allmerica Premier Choice                                                                         -            -               -
  Allmerica Premier Choice with Optional Rider                                                     -            -               -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 4,002        4,066           4,249
                                                                                        ------------  -----------    ------------
                                                                                        $ 21,566,251  $18,934,480    $ 14,922,948
                                                                                        ============  ===========    ============
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    16,153,337   12,125,880       6,280,484
  Net asset value per unit, December 31, 2001                                           $   1.334848  $  1.561158    $   2.375406

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000        2,000           2,000
  Net asset value per unit, December 31, 2001                                           $   1.000528  $  1.016720    $   1.062367

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000        2,000           2,000
  Net asset value per unit, December 31, 2001                                           $   1.000398  $  1.016600    $   1.062242

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                           AIT                           AIT
                                                                                          SELECT           AIT          SELECT
                                                                                         EMERGING        SELECT         GROWTH
                                                                                         MARKETS         GROWTH       AND INCOME
                                                                                        ---------     ------------   ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 328,340     $ 23,881,415   $ 17,896,187
Investments in shares of AIM Variable Insurance Funds                                           -                -              -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                  -                -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                           -                -              -
Investments in shares of Delaware Group Premium Fund                                            -                -              -
Investment in shares of Eaton Vance Variable Trust                                              -                -              -
Investments in shares of Fidelity Variable Insurance Products Fund                              -                -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -                -              -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)         -                -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        -                -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -                -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                           -                -              -
Investments in shares of Janus Aspen Series                                                     -                -              -
Investments in shares of Pioneer Variable Contracts Trust                                       -                -              -
Investments in shares of Scudder Variable Series II                                             -                -              -
Investment in shares of T. Rowe Price International Series, Inc.                                -                -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               80          6,124
                                                                                        ---------     ------------   ------------
    Total assets                                                                          328,340       23,881,495     17,902,311

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -              -
                                                                                        ---------     ------------   ------------
    Net assets                                                                          $ 328,340     $ 23,881,495   $ 17,902,311
                                                                                        =========     ============   ============
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 324,128     $ 23,877,464   $ 17,898,246
  Allmerica Premier Choice                                                                      -                -              -
  Allmerica Premier Choice with Optional Rider                                                  -                -              -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                              4,212            4,031          4,065
                                                                                        ---------     ------------   ------------
                                                                                        $ 328,340     $ 23,881,495   $ 17,902,311
                                                                                        =========     ============   ============
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    486,896       11,267,573      9,148,150
  Net asset value per unit, December 31, 2001                                           $0.665700     $   2.119131   $   1.956488

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                      2,000            2,000          2,000
  Net asset value per unit, December 31, 2001                                           $1.053197     $   1.007795   $   1.016256

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                      2,000            2,000          2,000
  Net asset value per unit, December 31, 2001                                           $1.053074     $   1.007676   $   1.016138


                                                                                             AIT             AIT             AIT
                                                                                            SELECT          SELECT         SELECT
                                                                                        INTERNATIONAL     INVESTMENT      STRATEGIC
                                                                                            EQUITY       GRADE INCOME      GROWTH
                                                                                        -------------    ------------     ---------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $  15,948,948    $ 9,839,333     $  205,326
Investments in shares of AIM Variable Insurance Funds                                               -              -              -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                      -              -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                               -              -              -
Investments in shares of Delaware Group Premium Fund                                                -              -              -
Investment in shares of Eaton Vance Variable Trust                                                  -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                  -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)             -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)            -              -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                       -              -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                               -              -              -
Investments in shares of Janus Aspen Series                                                         -              -              -
Investments in shares of Pioneer Variable Contracts Trust                                           -              -              -
Investments in shares of Scudder Variable Series II                                                 -              -              -
Investment in shares of T. Rowe Price International Series, Inc.                                    -              -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -            235              -
                                                                                        -------------    -----------     ----------
    Total assets                                                                           15,948,948      9,839,568        205,326

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -              -              -
                                                                                        -------------    -----------     ----------
    Net assets                                                                          $  15,948,948    $ 9,839,568     $  205,326
                                                                                        =============    ===========     ==========
NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                              $  15,944,827    $ 9,835,606     $  201,057
  Allmerica Premier Choice                                                                          -              -              -
  Allmerica Premier Choice with Optional Rider                                                      -              -              -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                  4,121          3,962          4,269
                                                                                        -------------    -----------     ----------
                                                                                        $  15,948,948    $ 9,839,568     $  205,326
                                                                                        =============    ===========     ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     11,029,986      6,462,596        416,268
  Net asset value per unit, December 31, 2001                                           $    1.445589    $  1.521928     $ 0.482999

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                          2,000          2,000          2,000
  Net asset value per unit, December 31, 2001                                           $    1.030321    $  0.990683     $ 1.067350

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                          2,000          2,000          2,000
  Net asset value per unit, December 31, 2001                                           $    1.030197    $  0.990568     $ 1.067227

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001



                                                                                           AIT           AIT
                                                                                          SELECT        SELECT         AIM V.I.
                                                                                        STRATEGIC        VALUE        AGGRESSIVE
                                                                                          INCOME      OPPORTUNITY       GROWTH
                                                                                        ----------    ------------   -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $  216,107    $ 19,963,457   $         -
Investments in shares of AIM Variable Insurance Funds                                            -               -     2,544,820
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                   -               -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                            -               -             -
Investments in shares of Delaware Group Premium Fund                                             -               -             -
Investment in shares of Eaton Vance Variable Trust                                               -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund                               -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II                             -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)          -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)         -               -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                    -               -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                            -               -             -
Investments in shares of Janus Aspen Series                                                      -               -             -
Investments in shares of Pioneer Variable Contracts Trust                                        -               -             -
Investments in shares of Scudder Variable Series II                                              -               -             -
Investment in shares of T. Rowe Price International Series, Inc.                                 -               -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -             -
                                                                                        ----------    ------------   -----------
    Total assets                                                                           216,107      19,963,457     2,544,820

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -             -
                                                                                        ----------    ------------   -----------
    Net assets                                                                          $  216,107    $ 19,963,457   $ 2,544,820
                                                                                        ==========    ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  210,088    $ 19,938,489   $ 2,540,672
  Allmerica Premier Choice                                                                       -          20,649             -
  Allmerica Premier Choice with Optional Rider                                                   -               -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                               6,019           4,319         4,148
                                                                                        ----------    ------------   -----------
                                                                                        $  216,107    $ 19,963,457   $ 2,544,820
                                                                                        ==========    ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     204,910       8,158,792     3,831,950
  Net asset value per unit, December 31, 2001                                           $ 1.035377    $   2.443804   $  0.663023

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                       2,000          21,124         2,000
  Net asset value per unit, December 31, 2001                                           $ 0.987201    $   1.079758   $  1.037223

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                       2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                           $ 0.987084    $   1.079629   $  1.037103


                                                                                                                         ALLIANCE
                                                                                                                          GROWTH
                                                                                        AIM V.I.         AIM            AND INCOME
                                                                                        BLUE CHIP     V.I. VALUE          CLASS B
                                                                                        ---------     -----------       -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $       -      $        -       $         -
Investments in shares of AIM Variable Insurance Funds                                      82,461       3,744,840                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                  -               -         8,205,221
Investments in shares of Delaware Group Premium Fund  (Service Class)                           -               -                 -
Investments in shares of Delaware Group Premium Fund                                            -               -                 -
Investment in shares of Eaton Vance Variable Trust                                              -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                              -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)         -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        -               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -               -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                           -               -                 -
Investments in shares of Janus Aspen Series                                                     -               -                 -
Investments in shares of Pioneer Variable Contracts Trust                                       -               -                 -
Investments in shares of Scudder Variable Series II                                             -               -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                -               -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                 -
                                                                                        ---------     -----------       -----------
    Total assets                                                                           82,461       3,744,840         8,205,221

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                 -
                                                                                        ---------     -----------       -----------
    Net assets                                                                          $  82,461     $ 3,744,840       $ 8,205,221
                                                                                        =========     ===========       ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  76,692     $ 3,740,768       $ 8,180,814
  Allmerica Premier Choice                                                                      -               -            20,323
  Allmerica Premier Choice with Optional Rider                                                  -               -                 -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                              5,769           4,072             4,084
                                                                                        ---------     -----------       -----------
                                                                                        $  82,461     $ 3,744,840       $ 8,205,221
                                                                                        =========     ===========       ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     91,312       4,914,020         7,872,579
  Net asset value per unit, December 31, 2001                                           $0.858678     $  0.761244       $  1.039153

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                      2,000           2,000            21,903
  Net asset value per unit, December 31, 2001                                           $1.013235     $  1.017991       $  1.021091

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                      2,000           2,000             2,000
  Net asset value per unit, December 31, 2001                                           $1.013114     $  1.017871       $  1.020972

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                         ALLIANCE         DGPF
                                                                                         PREMIER         GROWTH            DGPF
                                                                                          GROWTH      OPPORTUNITIES   INTERNATIONAL
                                                                                         CLASS B      SERVICE CLASS       EQUITY
                                                                                        -----------   -------------    -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $         -    $         -     $         -
Investments in shares of AIM Variable Insurance Funds                                             -              -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)            3,502,798              -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                             -      1,131,021               -
Investments in shares of Delaware Group Premium Fund                                              -              -       6,162,719
Investment in shares of Eaton Vance Variable Trust                                                -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                              -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)           -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)          -              -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     -              -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                             -              -               -
Investments in shares of Janus Aspen Series                                                       -              -               -
Investments in shares of Pioneer Variable Contracts Trust                                         -              -               -
Investments in shares of Scudder Variable Series II                                               -              -               -
Investment in shares of T. Rowe Price International Series, Inc.                                  -              -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                               -              -              95
                                                                                        -----------    -----------     -----------
    Total assets                                                                          3,502,798      1,131,021       6,162,814

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                               -              -               -
                                                                                        -----------    -----------     -----------
    Net assets                                                                          $ 3,502,798    $ 1,131,021     $ 6,162,814
                                                                                        ===========    ===========     ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 3,498,724    $ 1,126,758     $ 6,158,740
  Allmerica Premier Choice                                                                        -              -               -
  Allmerica Premier Choice with Optional Rider                                                    -              -               -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                4,074          4,263           4,074
                                                                                        -----------    -----------     -----------
                                                                                        $ 3,502,798    $ 1,131,021     $ 6,162,814
                                                                                        ===========    ===========     ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    5,325,231      1,577,931       4,206,614
  Net asset value per unit, December 31, 2001                                           $  0.657009    $  0.714073     $  1.464061

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                        2,000          2,000           2,000
  Net asset value per unit, December 31, 2001                                           $  1.018393    $  1.065770     $  1.018625

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                        2,000          2,000           2,000
  Net asset value per unit, December 31, 2001                                           $  1.018274     $ 1.065645     $  1.018508

                                                                                        EATON VANCE VT
                                                                                          FLOATING           FIDELITY VIP
                                                                                         RATE-INCOME        EQUITY-INCOME
                                                                                        --------------       ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                      $         -        $           -
Investments in shares of AIM Variable Insurance Funds                                              -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -                    -
Investments in shares of Delaware Group Premium Fund                                               -                    -
Investment in shares of Eaton Vance Variable Trust                                           566,076                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -           36,305,397
Investment in shares of Fidelity Variable Insurance Products Fund II                               -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -                    -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -                    -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -                    -
Investments in shares of Janus Aspen Series                                                        -                    -
Investments in shares of Pioneer Variable Contracts Trust                                          -                    -
Investments in shares of Scudder Variable Series II                                                -                    -
Investment in shares of T. Rowe Price International Series, Inc.                                   -                    -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -                  110
                                                                                         -----------        -------------
    Total assets                                                                             566,076           36,305,507

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -                    -
                                                                                         -----------        -------------
    Net assets                                                                           $   566,076        $  36,305,507
                                                                                         ===========        =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                               $   562,080        $  36,301,398
  Allmerica Premier Choice                                                                         -                    -
  Allmerica Premier Choice with Optional Rider                                                     -                    -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 3,996                4,109
                                                                                         -----------        -------------
                                                                                         $   566,076        $  36,305,507
                                                                                         ===========        =============

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                       560,316           15,468,493
  Net asset value per unit, December 31, 2001                                            $  1.003146        $    2.346796

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000                2,000
  Net asset value per unit, December 31, 2001                                            $  0.999191        $    1.027288

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000                2,000
  Net asset value per unit, December 31, 2001                                            $  0.999061        $    1.027168

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                         FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                                                            GROWTH       HIGH INCOME      OVERSEAS
                                                                                         ------------    ------------      --------
ASSETS:

Investments in shares of Allmerica Investment Trust                                      $          -    $          -   $         -
Investments in shares of AIM Variable Insurance Funds                                               -               -             -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                      -               -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                               -               -             -
Investments in shares of Delaware Group Premium Fund                                                -               -             -
Investment in shares of Eaton Vance Variable Trust                                                  -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund                         44,352,649      11,236,974     7,133,138
Investment in shares of Fidelity Variable Insurance Products Fund II                                -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)             -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)            -               -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                       -               -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                               -               -             -
Investments in shares of Janus Aspen Series                                                         -               -             -
Investments in shares of Pioneer Variable Contracts Trust                                           -               -             -
Investments in shares of Scudder Variable Series II                                                 -               -             -
Investment in shares of T. Rowe Price International Series, Inc.                                    -               -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                15               -             -
                                                                                         ------------    ------------   -----------
    Total assets                                                                           44,352,664      11,236,974     7,133,138

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -               -             -
                                                                                         ------------    ------------   -----------
    Net assets                                                                           $ 44,352,664    $ 11,236,974   $ 7,133,138
                                                                                         ============    ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                               $ 44,348,614    $ 11,232,979   $ 7,129,111
  Allmerica Premier Choice                                                                          -               -             -
  Allmerica Premier Choice with Optional Rider                                                      -               -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                  4,050           3,995         4,027
                                                                                         ------------    ------------   -----------
                                                                                         $ 44,352,664    $ 11,236,974   $ 7,133,138
                                                                                         ============    ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     16,960,238      10,895,194     5,677,288
  Net asset value per unit, December 31, 2001                                            $   2.614858    $   1.031003   $  1.255725

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                          2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                            $   1.012701    $   0.998843   $  1.006817

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                          2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                            $   1.012582    $   0.998727   $  1.006699

                                                                                                                 FIDELITY VIP II
                                                                                          FIDELITY VIP II          CONTRAFUND
                                                                                           ASSET MANAGER         SERVICE CLASS 2
                                                                                          ---------------        ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                        $          -            $        -
Investments in shares of AIM Variable Insurance Funds                                                 -                     -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                     -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                     -
Investments in shares of Delaware Group Premium Fund                                                  -                     -
Investment in shares of Eaton Vance Variable Trust                                                    -                     -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                     -
Investment in shares of Fidelity Variable Insurance Products Fund II                          7,463,445                     -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -               174,824
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                     -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                     -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                     -
Investments in shares of Janus Aspen Series                                                           -                     -
Investments in shares of Pioneer Variable Contracts Trust                                             -                     -
Investments in shares of Scudder Variable Series II                                                   -                     -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                     -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                     -
                                                                                           ------------            ----------
    Total assets                                                                              7,463,445               174,824

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                     -
                                                                                           ------------            ----------
    Net assets                                                                             $  7,463,445            $  174,824
                                                                                           ============            ==========

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                 $  7,459,403            $  148,512
  Allmerica Premier Choice                                                                            -                20,316
  Allmerica Premier Choice with Optional Rider                                                        -                     -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,042                 5,996
                                                                                           ------------            ----------
                                                                                           $  7,463,445            $  174,824
                                                                                           ============            ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        4,396,210               159,021
  Net asset value per unit, December 31, 2001                                              $   1.696780            $ 0.945816

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000                21,800
  Net asset value per unit, December 31, 2001                                              $   1.010686            $ 1.026036

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000                 2,000
  Net asset value per unit, December 31, 2001                                              $   1.010565            $ 1.025915

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                             FT VIP
                                                                                                            FRANKLIN
                                                                                        FIDELITY VIP III     NATURAL      FT VIP
                                                                                             GROWTH        RESOURCES     FRANKLIN
                                                                                          OPPORTUNITIES    SECURITIES    SMALL CAP
                                                                                         SERVICE CLASS 2     CLASS 2      CLASS 2
                                                                                         ---------------   -----------  -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                        $         -     $         -  $         -
Investments in shares of AIM Variable Insurance Funds                                                -               -            -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                       -               -            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                -               -            -
Investments in shares of Delaware Group Premium Fund                                                 -               -            -
Investment in shares of Eaton Vance Variable Trust                                                   -               -            -
Investments in shares of Fidelity Variable Insurance Products Fund                                   -               -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                                 -               -            -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)              -               -            -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)       354,063               -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                        -       1,132,682    2,477,772
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                -               -            -
Investments in shares of Janus Aspen Series                                                          -               -            -
Investments in shares of Pioneer Variable Contracts Trust                                            -               -            -
Investments in shares of Scudder Variable Series II                                                  -               -            -
Investment in shares of T. Rowe Price International Series, Inc.                                     -               -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                  -               -            -
                                                                                           -----------     -----------  -----------
    Total assets                                                                               354,063       1,132,682    2,477,772

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                  -               -            -
                                                                                           -----------     -----------  -----------
    Net assets                                                                             $   354,063     $ 1,132,682  $ 2,477,772
                                                                                           ===========     ===========  ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                 $   349,997     $ 1,128,401  $ 2,473,562
  Allmerica Premier Choice                                                                           -               -            -
  Allmerica Premier Choice with Optional Rider                                                       -               -            -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                   4,066           4,281        4,210
                                                                                           -----------     -----------  -----------
                                                                                           $   354,063     $ 1,132,682  $ 2,477,772
                                                                                           ===========     ===========  ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                         470,468       1,191,250    3,468,711
  Net asset value per unit, December 31, 2001                                              $  0.743936     $  0.947241  $  0.713107

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                           2,000           2,000        2,000
  Net asset value per unit, December 31, 2001                                              $  1.016411     $  1.070320  $  1.052501

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                           2,000           2,000        2,000
  Net asset value per unit, December 31, 2001                                              $  1.016290     $  1.070195  $  1.052376

                                                                                           INVESCO                     JANUS ASPEN
                                                                                             VIF      JANUS ASPEN       GROWTH AND
                                                                                           HEALTH        GROWTH           INCOME
                                                                                          SCIENCES   SERVICE SHARES   SERVICE SHARES
                                                                                        ------------ --------------   --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $          -  $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                              -            -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -            -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -            -                -
Investments in shares of Delaware Group Premium Fund                                               -            -                -
Investment in shares of Eaton Vance Variable Trust                                                 -            -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -            -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -            -                -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -            -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -            -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -            -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                      4,250,070            -                -
Investments in shares of Janus Aspen Series                                                        -    2,993,093        3,675,393
Investments in shares of Pioneer Variable Contracts Trust                                          -            -                -
Investments in shares of Scudder Variable Series II                                                -            -                -
Investment in shares of T. Rowe Price International Series, Inc.                                   -            -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -            -                -
                                                                                        ------------  -----------      -----------
    Total assets                                                                           4,250,070    2,993,093        3,675,393


LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -            -                -
                                                                                        ------------  -----------      -----------
    Net assets                                                                          $  4,250,070  $ 2,993,093      $ 3,675,393
                                                                                        ============  ===========      ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  4,226,062  $ 2,989,011      $ 3,671,302
  Allmerica Premier Choice                                                                    20,102            -                -
  Allmerica Premier Choice with Optional Rider                                                     -            -                -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 3,906        4,082            4,091
                                                                                        ------------  -----------      -----------
                                                                                        $  4,250,070  $ 2,993,093      $ 3,675,393
                                                                                        ============  ===========      ===========

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     4,406,234    4,722,946        4,788,666
  Net asset value per unit, December 31, 2001                                           $   0.959110  $  0.632870      $  0.766665

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                        22,588        2,000            2,000
  Net asset value per unit, December 31, 2001                                           $   0.976417  $  1.020532      $  1.022831

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000        2,000            2,000
  Net asset value per unit, December 31, 2001                                           $   0.976303  $  1.020415      $  1.022712

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001


                                                                                              PIONEER       PIONEER         SVS
                                                                                              EMERGING    REAL ESTATE     DREMAN
                                                                                               MARKETS       GROWTH      FINANCIAL
                                                                                            VCT CLASS II  VCT CLASS II  SERVICES (a)
                                                                                            ------------  ------------  ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $         -   $         -   $        -
Investments in shares of AIM Variable Insurance Funds                                                 -             -            -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -             -            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -             -            -
Investments in shares of Delaware Group Premium Fund                                                  -             -            -
Investment in shares of Eaton Vance Variable Trust                                                    -             -            -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -             -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -             -            -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -             -            -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -             -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -             -            -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -             -            -
Investments in shares of Janus Aspen Series                                                           -             -            -
Investments in shares of Pioneer Variable Contracts Trust                                     1,255,343     1,037,587            -
Investments in shares of Scudder Variable Series II                                                   -             -    3,381,188
Investment in shares of T. Rowe Price International Series, Inc.                                      -             -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -             -            -
                                                                                            -----------     ---------   ----------
    Total assets                                                                              1,255,343     1,037,587    3,381,188

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -             -            -
                                                                                            -----------     ---------   ----------
    Net assets                                                                              $ 1,255,343   $ 1,037,587   $3,381,188
                                                                                            ===========   ===========   ==========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                  $ 1,251,261   $ 1,033,481   $3,377,082
  Allmerica Premier Choice                                                                            -             -            -
  Allmerica Premier Choice with Optional Rider                                                        -             -            -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,082         4,106        4,106
                                                                                            -----------     ---------   ----------
                                                                                            $ 1,255,343   $ 1,037,587   $3,381,188
                                                                                            ===========   ===========   ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        1,807,204       968,474    2,960,915
  Net asset value per unit, December 31, 2001                                               $  0.692374   $  1.067123   $ 1.140554

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000         2,000        2,000
  Net asset value per unit, December 31, 2001                                               $  1.020734   $  1.026605   $ 1.026455

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000         2,000        2,000
  Net asset value per unit, December 31, 2001                                               $  1.020612   $  1.026483   $ 1.026334

                                                                                              SCUDDER           T. ROWE PRICE
                                                                                             TECHNOLOGY         INTERNATIONAL
                                                                                             GROWTH (a)             STOCK
                                                                                            -----------         -------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $         -          $         -
Investments in shares of AIM Variable Insurance Funds                                                 -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                    -
Investments in shares of Delaware Group Premium Fund                                                  -                    -
Investment in shares of Eaton Vance Variable Trust                                                    -                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                    -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                    -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                    -
Investments in shares of Janus Aspen Series                                                           -                    -
Investments in shares of Pioneer Variable Contracts Trust                                                                  -
Investments in shares of Scudder Variable Series II                                           1,961,407                    -
Investment in shares of T. Rowe Price International Series, Inc.                                      -            7,216,785
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                    -
                                                                                            -----------          -----------
    Total assets                                                                              1,961,407            7,216,785

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                    -
                                                                                            -----------          -----------
    Net assets                                                                              $ 1,961,407          $ 7,216,785
                                                                                            ===========          ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                  $ 1,957,391          $ 7,212,663
  Allmerica Premier Choice                                                                            -                    -
  Allmerica Premier Choice with Optional Rider                                                        -                    -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,016                4,122
                                                                                            -----------          -----------
                                                                                            $ 1,961,407          $ 7,216,785
                                                                                            ===========          ===========

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        4,047,497            6,335,951
  Net asset value per unit, December 31, 2001                                               $  0.483605          $  1.138371

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000                2,000
  Net asset value per unit, December 31, 2001                                               $  1.004205          $  1.030708

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000                2,000
  Net asset value per unit, December 31, 2001                                               $  1.004087          $  1.030585

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                                                           AIT
                                                                AIT           AIT            AIT                          SELECT
                                                               CORE          EQUITY       GOVERNMENT        AIT         AGGRESSIVE
                                                              EQUITY         INDEX          BOND        MONEY MARKET      GROWTH
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $    189,533   $    318,701   $    322,780   $    825,482   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               330,465        409,643         78,237        256,468        271,603
  Administrative expense fees                                    52,874         65,543         12,518         41,034         43,456
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              383,339        475,186         90,755        297,502        315,059
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            383,344        475,191         90,760        297,507        315,064
                                                           ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                                 (193,811)      (156,490)       232,020        527,975       (315,064)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor          6,785,863      1,773,860              -              -      5,062,244
  Net realized gain (loss) from sales of investments           (861,570)      (388,468)        26,844              -     (1,827,016)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                  5,924,293      1,385,392         26,844              -      3,235,228
  Net unrealized gain (loss)                                (11,188,184)    (6,186,198)        64,295              -     (9,015,685)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                  (5,263,891)    (4,800,806)        91,139              -     (5,780,457)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $ (5,457,702)  $ (4,957,296)     $ 323,159      $ 527,975   $ (6,095,521)
                                                           ============   ============   ============   ============   ============



                                                               AIT            AIT                           AIT            AIT
                                                              SELECT         SELECT          AIT           SELECT         SELECT
                                                             CAPITAL        EMERGING        SELECT         GROWTH      INTERNATIONAL
                                                           APPRECIATION      MARKETS        GROWTH       AND INCOME       EQUITY
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $          -   $          -   $          -   $    108,067   $    281,702
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               189,813          4,451        346,442        251,836        226,912
  Administrative expense fees                                    30,370            712         55,431         40,293         36,306
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              220,183          5,163        401,873        292,129        263,218
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            220,188          5,168        401,878        292,134        263,223
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                               (220,188)        (5,168)      (401,878)      (184,067)        18,479
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor          1,139,670              -      1,427,142              -      3,277,944
  Net realized gain (loss) from sales of investments            331,151       (112,009)      (917,618)      (740,627)      (348,369)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                  1,470,821       (112,009)       509,524       (740,627)     2,929,575
  Net unrealized gain (loss)                                 (1,812,818)        61,055     (9,074,034)    (2,026,355)    (7,858,136)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (341,997)       (50,954)    (8,564,510)    (2,766,982)    (4,928,561)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (562,185)  $    (56,122)  $ (8,966,388)  $ (2,951,049)  $ (4,910,082)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                               AIT             AIT            AIT          AIT
                                                             SELECT          SELECT         SELECT        SELECT         AIM V.I.
                                                            INVESTMENT      STRATEGIC      STRATEGIC      VALUE         AGGRESSIVE
                                                           GRADE INCOME      GROWTH         INCOME*     OPPORTUNITY       GROWTH
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $    506,597   $          -   $      2,554   $    109,572   $          -

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               107,021          2,464            671        224,823         30,688
  Administrative expense fees                                    17,124            394            108         35,972          4,911
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              124,145          2,858            779        260,795         35,599
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2             10              2
  Administrative expense fees                                         -              -              -              2              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2             12              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            124,150          2,863            784        260,810         35,604
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                382,447         (2,863)         1,770       (151,238)       (35,604)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -          3,582      1,850,693              -
  Net realized gain (loss) from sales of investments             16,371        (42,476)          (105)       376,518       (111,496)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                     16,371        (42,476)         3,477      2,227,211       (111,496)
  Net unrealized gain (loss)                                    101,924        (15,443)        (6,737)      (171,945)      (625,349)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                     118,295        (57,919)        (3,260)     2,055,266       (736,845)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $    500,742   $    (60,782)  $     (1,490)  $  1,904,028   $   (772,449)
                                                           ============   ============   ============   ============   ============


                                                                                           ALLIANCE       ALLIANCE         DGPF
                                                                                           GROWTH         PREMIER         GROWTH
                                                             AIM V.I          AIM         AND INCOME       GROWTH      OPPORTUNITIES
                                                            BLUE CHIP*     V.I. VALUE      CLASS B        CLASS B      SERVICE CLASS
                                                           ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $         11   $      4,974   $     27,166   $          -   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                   227         41,759         64,091         39,053         13,600
  Administrative expense fees                                        37          6,682         10,254          6,248          2,176
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                  264         48,441         74,345         45,301         15,776
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2             10              2              2
  Administrative expense fees                                         -              -              2              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2             12              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                                269         48,446         74,360         45,306         15,781
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                   (258)       (43,472)       (47,194)       (45,306)       (15,781)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -         75,503        210,429        168,855        241,544
  Net realized gain (loss) from sales of investments                 66        (95,720)       (11,792)      (107,385)      (128,705)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                         66        (20,217)       198,637         61,470        112,839
  Net unrealized gain (loss)                                      2,787       (439,348)      (266,153)      (659,291)      (316,411)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                       2,853       (459,565)       (67,516)      (597,821)      (203,572)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $      2,595   $   (503,037)  $   (114,710)  $   (643,127)  $   (219,353)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001



                                                              DGPF       EATON VANCE VT
                                                          INTERNATIONAL     FLOATING     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                             EQUITY       RATE-INCOME*   EQUITY-INCOME     GROWTH       HIGH INCOME
                                                           ------------  --------------  -------------  ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $    160,459   $      9,816   $    655,786   $     41,076   $  1,728,156
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                77,333          5,837        471,438        625,925        169,382
  Administrative expense fees                                    12,373            933         75,430        100,148         27,101
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                               89,706          6,770        546,868        726,073        196,483
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                             89,711          6,775        546,873        726,078        196,488
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                 70,748          3,041        108,913       (685,002)     1,531,668
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            481,007              -      1,842,446      3,861,097              -
  Net realized gain (loss) from sales of investments           (690,106)             -        231,651     (1,239,520)    (4,627,483)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                   (209,099)             -      2,074,097      2,621,577     (4,627,483)
  Net unrealized gain (loss)                                   (758,323)             -     (4,787,327)   (13,433,532)     1,290,442
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (967,422)             -     (2,713,230)   (10,811,955)    (3,337,041)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (896,674)  $      3,041   $ (2,604,317)  $(11,496,957)  $ (1,805,373)
                                                           ============   ============   ============   ============   ============


                                                                                                                          FT VIP
                                                                                           FIDELITY      FIDELITY         FRANKLIN
                                                                                            VIP II        VIP III         NATURAL
                                                                                          CONTRAFUND      GROWTH         RESOURCES
                                                           FIDELITY VIP FIDELITY VIP II    SERVICE     OPPORTUNITIES     SECURITIES
                                                            OVERSEAS     ASSET MANAGER     CLASS 2*   SERVICE CLASS 2     CLASS 2
                                                           ------------  -------------   ------------  -------------   ------------

INVESTMENT INCOME:
  Dividends                                                $    455,525   $    341,044   $          -   $        982   $      8,377
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               103,914         96,223            415          3,652         12,205
  Administrative expense fees                                    16,627         15,395             67            584          1,953
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              120,541        111,618            482          4,236         14,158
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2             10              2              2
  Administrative expense fees                                         -              -              2              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2             12              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            120,546        111,623            497          4,241         14,163
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                334,979        229,421           (497)        (3,259)        (5,786)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            720,024        127,892              -              -              -
  Net realized gain (loss) from sales of investments           (422,698)      (166,684)           (14)       (14,054)        (1,306)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                    297,326        (38,792)           (14)       (14,054)        (1,306)
  Net unrealized gain (loss)                                 (2,811,092)      (657,225)         2,884        (32,059)      (206,189)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                  (2,513,766)      (696,017)         2,870        (46,113)      (207,495)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $ (2,178,787)  $   (466,596)  $      2,373   $    (49,372)  $   (213,281)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                              FT VIP         INVESCO                   JANUS ASPEN       PIONEER
                                                             FRANKLIN          VIF       JANUS ASPEN    GROWTH AND       EMERGING
                                                             SMALL CAP       HEALTH        GROWTH         INCOME         MARKETS
                                                              CLASS 2       SCIENCES    SERVICE SHARES SERVICE SHARES  VCT CLASS II
                                                           ------------   ------------  -------------- --------------  ------------
INVESTMENT INCOME:
  Dividends                                                $      7,764   $     14,108   $          -   $     29,643   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                24,478         43,578         36,229         40,376          8,232
  Administrative expense fees                                     3,916          6,973          5,796          6,460          1,317
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                               28,394         50,551         42,025         46,836          9,549
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2             10              2              2              2
  Administrative expense fees                                         -              2              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2             12              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                             28,399         50,566         42,030         46,841          9,554
                                                           ------------   ------------  -------------- --------------   ------------
    Net investment income (loss)                                (20,635)       (36,458)       (42,030)       (17,198)        (9,554)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -          5,936              -              -
  Net realized gain (loss) from sales of investments           (108,222)       (42,389)      (164,324)       (91,048)      (123,365)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                   (108,222)       (42,389)      (158,388)       (91,048)      (123,365)
  Net unrealized gain (loss)                                   (181,012)      (286,367)      (706,791)      (416,003)       106,214
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (289,234)      (328,756)      (865,179)      (507,051)       (17,151)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (309,869)  $   (365,214)  $   (907,209)  $   (524,249)  $    (26,705)
                                                           ============   ============   ============   ============   ============


                                                             PIONEER         SVS
                                                           REAL ESTATE      DREMAN         SCUDDER      T. ROWE PRICE
                                                              GROWTH       FINANCIAL      TECHNOLOGY    INTERNATIONAL
                                                           VCT CLASS II   SERVICES (A)    GROWTH (A)      STOCK
                                                           ------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $     36,841   $     31,266   $      3,677   $   154,031
                                                           ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 8,434         36,411         25,053        103,039
  Administrative expense fees                                     1,349          5,826          4,008         16,486
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                9,783         42,237         29,061        119,525
                                                           ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2
  Administrative expense fees                                         -              -              -              -
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2
                                                           ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2
  Administrative expense fees                                         1              1              1              1
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3
                                                           ------------   ------------   ------------   ------------
      Total expenses                                              9,788         42,242         29,066        119,530
                                                           ------------   ------------   ------------   ------------
    Net investment income (loss)                                 27,053        (10,976)       (25,389)        34,501
                                                           ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -         12,025              -             -
  Net realized gain (loss) from sales of investments                653          2,506       (213,972)      (745,271)
                                                           ------------   ------------   ------------   ------------
    Net realized gain (loss)                                        653         14,531       (213,972)      (745,271)
  Net unrealized gain (loss)                                     26,340       (150,314)      (643,498)    (1,606,669)
                                                           ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                      26,993       (135,783)      (857,470)    (2,351,940)
                                                           ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $     54,046   $   (146,759)  $   (882,859)  $ (2,317,439)
                                                           ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01.
(A) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  AIT                             AIT
                                                                              CORE EQUITY                      EQUITY INDEX
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000             2001           2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (193,811)    $   (309,532)    $   (156,490)   $   (219,527)
  Net realized gain (loss)                                              5,924,293        3,669,266        1,385,392       4,799,917
  Net unrealized gain (loss)                                          (11,188,184)      (7,100,937)      (6,186,198)     (8,798,320)
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (5,457,702)      (3,741,203)      (4,957,296)     (4,217,930)
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   838,866        1,288,926        1,297,377       2,126,955
  Withdrawals                                                          (1,598,217)      (1,583,003)      (1,846,998)     (2,048,045)
  Contract benefits                                                      (229,355)        (316,958)        (182,581)       (259,352)
  Contract charges                                                         (9,645)          (8,052)         (10,798)         (8,572)
  Transfers between sub-accounts (including fixed account), net          (979,119)       2,301,821         (889,292)      2,464,378
  Other transfers from (to) the General Account                          (136,782)       1,142,258           60,559       1,433,702
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (2,110,252)       2,824,992       (1,567,733)      3,709,066
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (7,567,954)        (916,211)      (6,525,029)       (508,864)

 NET ASSETS:
  Beginning of year                                                    30,938,254       31,854,465       37,043,368      37,552,232
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 23,370,300     $ 30,938,254     $ 30,518,339    $ 37,043,368
                                                                     ============     ============     ============    ============


                                                                            AIT GOVERNMENT                          AIT
                                                                                 BOND                           MONEY MARKET
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $    232,020     $    192,433     $    527,975    $    653,772
  Net realized gain (loss)                                                 26,844          (47,263)               -               -
  Net unrealized gain (loss)                                               64,295          224,989                -               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                   323,159          370,159          527,975         653,772
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   289,635          203,977       22,589,069      43,509,447
  Withdrawals                                                            (388,469)        (251,218)      (1,861,619)     (1,656,106)
  Contract benefits                                                       (22,182)         (28,017)        (209,619)         (7,140)
  Contract charges                                                         (1,478)            (717)          (4,358)         (2,792)
  Transfers between sub-accounts (including fixed account), net         3,129,828         (993,731)     (12,686,190)    (41,653,227)
  Other transfers from (to) the General Account                            47,905           35,791       (2,174,453)      2,096,080
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions      3,059,239       (1,033,915)       5,656,830       2,286,262
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                 3,382,398         (663,756)       6,184,805       2,940,034

 NET ASSETS:
  Beginning of year                                                     4,513,437        5,177,193       15,381,446      12,441,412
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $  7,895,835     $  4,513,437     $ 21,566,251    $ 15,381,446
                                                                     ============     ============     ============    ============

 * Date of initial investment
 (a) Re-branded. See Note 1.

 The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                                AIT                               AIT
                                                                               SELECT                            SELECT
                                                                          AGGRESSIVE GROWTH                CAPITAL APPRECIATION
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (315,064)    $   (478,795)    $   (220,188)   $   (253,073)
  Net realized gain (loss)                                              3,235,228        6,569,252        1,470,821       1,075,942
  Net unrealized gain (loss)                                           (9,015,685)     (15,549,953)      (1,812,818)         72,235
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (6,095,521)      (9,459,496)        (562,185)        895,104
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 1,134,582        2,200,268          499,905         895,105
  Withdrawals                                                          (1,091,508)      (1,727,778)        (725,483)       (784,307)
  Contract benefits                                                       (70,929)        (101,363)         (20,799)        (94,005)
  Contract charges                                                         (9,406)          (9,256)          (5,743)         (4,627)
  Transfers between sub-accounts (including fixed account), net        (1,745,539)       4,829,955       (1,276,698)        490,183
  Other transfers from (to) the General Account                          (101,528)         982,677         (122,996)        268,300
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (1,880,328)       6,174,503       (1,647,814)        770,649
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (7,975,849)      (3,284,993)      (2,209,999)      1,665,753

 NET ASSETS:
  Beginning of year                                                    26,910,329       30,195,322       17,132,947      15,467,194
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 18,934,480     $ 26,910,329     $ 14,922,948    $ 17,132,947
                                                                     ============     ============     ============    ============


                                                                                 AIT                               AIT
                                                                                SELECT                        SELECT GROWTH
                                                                            EMERGING MARKETS              YEAR ENDED DECEMBER 31,
                                                                       YEAR ENDED       PERIOD FROM      --------------------------
                                                                       12/31/01    8/1/00* TO 12/31/00       2001          2000
                                                                     ------------  -------------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $     (5,168) $            (1,590)  $   (401,878)  $  (602,566)
  Net realized gain (loss)                                               (112,009)               5,763        509,524     5,680,193
  Net unrealized gain (loss)                                               61,055              (85,296)    (9,074,034)  (13,408,316)
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets from operations                   (56,122)             (81,123)    (8,966,388)   (8,330,689)
                                                                     ------------  -------------------   ------------   -----------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                     3,587                1,986      1,250,237     2,315,272
  Withdrawals                                                              (9,058)              (3,021)    (1,443,987)   (1,986,571)
  Contract benefits                                                             -                    -       (113,797)      (92,650)
  Contract charges                                                            (62)                 (10)       (11,550)      (11,330)
  Transfers between sub-accounts (including fixed account), net           (63,980)             373,826     (2,031,644)    1,922,092
  Other transfers from (to) the General Account                            60,242               97,636       (338,876)    1,336,084
  Net increase (decrease) in investment by Sponsor                          4,000                  439          4,000             -
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets from contract transactions         (5,271)             470,856     (2,685,617)    3,482,897
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets                                   (61,393)             389,733    (11,652,005)   (4,847,792)

 NET ASSETS:
  Beginning of year                                                       389,733                    -     35,533,500    40,381,292
                                                                     ------------  -------------------   ------------   -----------
  End of year                                                        $    328,340  $           389,733   $ 23,881,495   $35,533,500
                                                                     ============  ===================   ============   ===========


                                                                                  AIT                              AIT
                                                                                SELECT                            SELECT
                                                                           GROWTH AND INCOME               INTERNATIONAL EQUITY
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (184,067)    $   (178,558)    $     18,479    $   (223,984)
  Net realized gain (loss)                                               (740,627)       4,168,719        2,929,575       1,259,877
  Net unrealized gain (loss)                                           (2,026,355)      (7,090,556)      (7,858,136)     (3,573,966)
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (2,951,049)      (3,100,395)      (4,910,082)     (2,538,073)
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   744,395        1,122,339          676,731         930,234
  Withdrawals                                                          (1,067,877)      (1,004,345)        (825,933)     (1,234,170)
  Contract benefits                                                      (347,745)        (189,797)        (131,479)        (57,556)
  Contract charges                                                         (6,369)          (5,107)          (6,005)         (5,130)
  Transfers between sub-accounts (including fixed account), net        (1,472,041)       2,293,534         (653,769)      1,630,870
  Other transfers from (to) the General Account                          (159,924)       1,119,572         (160,572)        641,391
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (2,305,561)       3,336,196       (1,097,027)      1,905,639
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (5,256,610)         235,801       (6,007,109)       (632,434)

 NET ASSETS:
  Beginning of year                                                    23,158,921       22,923,120       21,956,057      22,588,491
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 17,902,311     $ 23,158,921     $ 15,948,948    $ 21,956,057
                                                                     ============     ============     ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                               AIT
                                                                              SELECT
                                                                       INVESTMENT GRADE INCOME              AIT SELECT
                                                                       YEAR ENDED DECEMBER 31,           STRATEGIC GROWTH
                                                                     --------------------------       YEAR ENDED       PERIOD FROM
                                                                         2001          2000          12/31/01    8/1/00* TO 12/31/00
                                                                     ------------   -----------    ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $    382,447   $   367,273    $     (2,863) $             (746)
  Net realized gain (loss)                                                 16,371       (46,832)        (42,476)            (11,770)
  Net unrealized gain (loss)                                              101,924       294,736         (15,443)            (63,478)
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets from operations                   500,742       615,177         (60,782)            (75,994)
                                                                     ------------   -----------    ------------  ------------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   271,404       210,318           7,448                 632
  Withdrawals                                                            (746,781)     (634,903)        (20,492)             (1,798)
  Contract benefits                                                       (36,768)            -          (1,810)                  -
  Contract charges                                                         (1,694)         (914)            (32)                 (7)
  Transfers between sub-accounts (including fixed account), net         2,625,845      (398,478)          7,613             274,484
  Other transfers from (to) the General Account                            (6,871)      (44,171)         25,540              45,974
  Net increase (decrease) in investment by Sponsor                          4,000             -           4,000                 550
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets from contract transactions      2,109,135      (868,148)         22,267             319,835
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets                                 2,609,877      (252,971)        (38,515)            243,841

 NET ASSETS:
  Beginning of year                                                     7,229,691     7,482,662         243,841                  -
                                                                     ------------   -----------    ------------  ------------------
  End of year                                                        $  9,839,568   $ 7,229,691    $    205,326  $          243,841
                                                                     ============   ===========    ============  ==================



                                                                     AIT
                                                                    SELECT             AIT SELECT                  AIM V.I.
                                                               STRATEGIC INCOME     VALUE OPPORTUNITY         AGGRESSIVE GROWTH
                                                                  PERIOD FROM    YEAR ENDED DECEMBER 31,                PERIOD FROM
                                                                   5/1/01* TO  --------------------------   YEAR ENDED   8/1/00* TO
                                                                    12/31/01        2001          2000       12/31/01     12/31/00
                                                                    ---------  ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                      $   1,770  $   (151,238) $   (166,042) $   (35,604) $    (7,213)
  Net realized gain (loss)                                              3,477     2,227,211       289,712     (111,496)      (3,921)
  Net unrealized gain (loss)                                           (6,737)     (171,945)    3,707,862     (625,349)    (287,445)
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets from operations                (1,490)    1,904,028     3,831,532     (772,449)    (298,579)
                                                                    ---------  ------------  ------------  ------------ -----------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 2,510       571,437       610,784      215,141       83,986
  Withdrawals                                                         (10,732)     (881,744)     (866,740)     (80,825)     (12,277)
  Contract benefits                                                         -       (70,145)      (15,677)      (4,096)           -
  Contract charges                                                         (9)       (6,571)       (4,380)        (585)         (85)
  Transfers between sub-accounts (including fixed account), net       192,843     1,330,331    (1,135,460)     705,014    2,361,966
  Other transfers from (to) the General Account                        26,985        68,759       394,129      208,287      135,141
  Net increase (decrease) in investment by Sponsor                      6,000         4,000             -        4,000          181
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets from contract transactions    217,597     1,016,067    (1,017,344)   1,046,936    2,568,912
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets                               216,107     2,920,095     2,814,188      274,487    2,270,333

 NET ASSETS:
  Beginning of year                                                         -    17,043,362    14,229,174    2,270,333            -
                                                                    ---------  ------------  ------------  ------------ -----------
  End of year                                                       $ 216,107  $ 19,963,457  $ 17,043,362  $  2,544,820 $ 2,270,333
                                                                    =========  ============  ============  ============ ===========
* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                      SA-14


SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                 ALLIANCE
                                                                    AIM V.I                                      GROWTH
                                                                   BLUE CHIP      AIM V.I. VALUE            AND INCOME CLASS B
                                                                  PERIOD FROM               PERIOD FROM                 PERIOD FROM
                                                                   5/1/01* TO  YEAR ENDED    8/1/00* TO    YEAR ENDED    8/1/00* TO
                                                                    12/31/01    12/31/01      12/31/00      12/31/01      12/31/00
                                                                   ---------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                     $    (258) $    (43,472) $    (5,083)  $    (47,194) $    (6,898)
  Net realized gain (loss)                                                66       (20,217)      107,210       198,637          110
  Net unrealized gain (loss)                                           2,787      (439,348)     (295,745)     (266,153)      51,537
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets from operations                2,595      (503,037)     (193,618)     (114,710)      44,749
                                                                   ---------  ------------  ------------  ------------  -----------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                3,103       328,878       119,697       418,389       99,026
  Withdrawals                                                         (2,017)     (225,203)      (26,281)     (307,880)     (10,399)
  Contract benefits                                                        -        (2,185)           -             -            -
  Contract charges                                                        (5)         (585)          (33)         (829)         (47)
  Transfers between sub-accounts (including fixed account), net       72,785     1,230,057     2,579,336     5,394,715    1,881,052
  Other transfers from (to) the General Account                            -       255,103       178,475       706,657       90,523
  Net increase (decrease) in investment by Sponsor                     6,000         4,000           236         4,000          (25)
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets from contract transactions    79,866     1,590,065     2,851,430     6,215,052    2,060,130
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets                               82,461     1,087,028     2,657,812     6,100,342    2,104,879

NET ASSETS:
 Beginning of year                                                         -     2,657,812             -     2,104,879            -
                                                                   ---------  ------------  ------------  ------------  -----------
 End of year                                                       $  82,461  $  3,744,840  $  2,657,812  $  8,205,221  $ 2,104,879
                                                                   =========  ============  ============  ============  ===========


                                                                                                              DGPF
                                                                         ALLIANCE PREMIER                    GROWTH
                                                                          GROWTH CLASS B              OPPORTUNITIES SERVICE CLASS
                                                                   YEAR ENDED     PERIOD FROM       YEAR ENDED        PERIOD FROM
                                                                    12/31/01   8/1/00* TO 12/31/00   12/31/01    8/1/00* TO 12/31/00
                                                                   ----------  -------------------   ----------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                     $  (45,306) $           (10,523)  $  (15,781) $           (3,372)
  Net realized gain (loss)                                             61,470               (4,139)     112,839                (191)
  Net unrealized gain (loss)                                         (659,291)            (446,837)    (316,411)           (216,107)
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets from operations              (643,127)            (461,499)    (219,353)           (219,670)
                                                                   ----------  -------------------   ----------  -------------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                               216,483              155,869       41,220              54,988
  Withdrawals                                                        (126,721)             (17,015)     (64,364)             (5,002)
  Contract benefits                                                         -                    -       (2,064)                  -
  Contract charges                                                       (534)                 (66)        (263)                (32)
  Transfers between sub-accounts (including fixed account), net       911,492            2,810,161      280,763           1,033,113
  Other transfers from (to) the General Account                       381,813              271,649      120,451             107,051
  Net increase (decrease) in investment by Sponsor                      4,000                  293        4,000                 183
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets from contract transactions  1,386,533            3,220,891      379,743           1,190,301
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets                               743,406            2,759,392      160,390             970,631

 NET ASSETS:
  Beginning of year                                                 2,759,392                    -      970,631                   -
                                                                   ----------  -------------------   ----------  ------------------
  End of year                                                      $3,502,798  $         2,759,392   $1,131,021  $          970,631
                                                                   ==========  ===================   ==========  ==================

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                                                EATON
                                                                                               VANCE VT
                                                                              DGPF             FLOATING
                                                                     INTERNATIONAL EQUITY    RATE-INCOME FIDELITY VIP EQUITY-INCOME
                                                                    YEAR ENDED DECEMBER 31,  PERIOD FROM   YEAR ENDED DECEMBER 31,
                                                                    ------------------------  5/1/01* TO --------------------------
                                                                        2001        2000       12/31/01      2001           2000
                                                                    -----------  -----------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                      $    70,748  $    63,665  $   3,041  $    108,913  $    113,688
  Net realized gain (loss)                                             (209,099)     541,058          -     2,074,097     3,351,460
  Net unrealized gain (loss)                                           (758,323)    (682,136)         -    (4,787,327)     (780,292)
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets from operations                (896,674)     (77,413)     3,041    (2,604,317)    2,684,856
                                                                    -----------  -----------  ---------  ------------  ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 171,290      296,647     87,187     1,016,348     1,580,372
  Withdrawals                                                          (323,444)    (324,192)      (319)   (2,364,573)   (2,741,090)
  Contract benefits                                                     (17,682)      (5,361)         -      (260,625)     (197,593)
  Contract charges                                                       (2,150)      (1,889)       (16)      (12,698)      (10,200)
  Transfers between sub-accounts (including fixed account), net         107,843     (712,311)   694,626       221,322    (3,709,194)
  Other transfers from (to) the General Account                         (27,031)     126,845   (222,435)     (150,945)    1,026,279
  Net increase (decrease) in investment by Sponsor                        4,000            -      3,992         4,000             -
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions      (87,174)    (620,261)   563,035    (1,547,171)   (4,051,426)
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets                                (983,848)    (697,674)   566,076    (4,151,488)   (1,366,570)

 NET ASSETS:
  Beginning of year                                                   7,146,662    7,844,336          -    40,456,995    41,823,565
                                                                    -----------  -----------  ---------  ------------  ------------
  End of year                                                       $ 6,162,814  $ 7,146,662  $ 566,076  $ 36,305,507  $ 40,456,995
                                                                    ===========  ===========  =========  ============  ============


                                                                          FIDELITY VIP GROWTH            FIDELITY VIP HIGH INCOME
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $   (685,002)   $   (917,420)   $  1,531,668    $  1,214,632
  Net realized gain (loss)                                              2,621,577       8,007,522      (4,627,483)     (2,320,525)
  Net unrealized gain (loss)                                          (13,433,532)    (15,774,603)      1,290,442      (3,580,297)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from operations               (11,496,957)     (8,684,501)     (1,805,373)     (4,686,190)
                                                                     ------------    ------------    ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 2,386,359       3,899,181         518,638         739,687
  Withdrawals                                                          (2,968,353)     (4,461,115)       (848,742)     (1,355,788)
  Contract benefits                                                      (210,928)       (177,729)        (70,393)       (189,261)
  Contract charges                                                        (21,280)        (18,851)         (4,010)         (3,904)
  Transfers between sub-accounts (including fixed account), net        (2,949,353)      6,876,047        (406,771)     (3,326,998)
  Other transfers from (to) the General Account                          (366,086)      1,838,551        (151,098)       (477,553)
  Net increase (decrease) in investment by Sponsor                          4,000              --           4,000              --
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (4,125,641)      7,956,084        (958,376)     (4,613,817)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                               (15,622,598)       (728,417)     (2,763,749)     (9,300,007)

NET ASSETS:
  Beginning of year                                                    59,975,262      60,703,679      14,000,723      23,300,730
                                                                     ------------    ------------    ------------    ------------
  End of year                                                        $ 44,352,664    $ 59,975,262    $ 11,236,974    $ 14,000,723
                                                                     ============    ============    ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                         FIDELITY VIP OVERSEAS         FIDELITY VIP II ASSET MANAGER
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $    334,979    $    (14,152)   $    229,421    $    148,748
  Net realized gain (loss)                                                297,326         958,631         (38,792)        685,457
  Net unrealized gain (loss)                                           (2,811,092)     (3,323,274)       (657,225)     (1,303,233)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from operations                (2,178,787)     (2,378,795)       (466,596)       (469,028)
                                                                     ------------    ------------    ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   316,821         686,587         300,700         662,885
  Withdrawals                                                            (412,040)       (637,569)       (503,186)       (780,730)
  Contract benefits                                                       (81,329)        (27,735)        (54,451)        (53,755)
  Contract charges                                                         (3,184)         (2,682)         (2,392)         (1,826)
  Transfers between sub-accounts (including fixed account), net          (284,217)      2,004,861        (406,946)         74,458
  Other transfers from (to) the General Account                           (79,220)        481,233         102,198         309,864
  Net increase (decrease) in investment by Sponsor                          4,000              --           4,000              --
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions       (539,169)      2,504,695        (560,077)        210,896
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                                (2,717,956)        125,900      (1,026,673)       (258,132)

NET ASSETS:
  Beginning of year                                                     9,851,094       9,725,194       8,490,118       8,748,250
                                                                     ------------    ------------    ------------    ------------
  End of year                                                        $  7,133,138    $  9,851,094    $  7,463,445    $  8,490,118
                                                                     ============    ============    ============    ============


                                                                                                               FT VIP
                                                FIDELITY VIP II        FIDELITY VIP III                   FRANKLIN NATURAL
                                                   CONTRAFUND         GROWTH OPPORTUNITIES               RESOURCES SECURITIES
                                                 SERVICE CLASS 2         SERVICE CLASS 2                       CLASS 2
                                                  PERIOD FROM       YEAR ENDED     PERIOD FROM       YEAR ENDED      PERIOD FROM
                                              5/1/01* TO 12/31/01    12/31/01   8/1/00* TO 12/31/00   12/31/01   8/1/00* TO 12/31/00
                                             ---------------------  ---------- --------------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                  $      (497)       $    (3,259)  $      (1,041)     $    (5,786)   $      (1,157)
  Net realized gain (loss)                              (14)           (14,054)         (1,792)          (1,306)             322
  Net unrealized gain (loss)                          2,884            (32,059)        (27,638)        (206,189)          60,504
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets from
   operations                                         2,373            (49,372)        (30,471)        (213,281)          59,669
                                                -----------        -----------   -------------      -----------    -------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                              26,649             92,880           1,538           23,871           30,000
  Withdrawals                                          (206)              (897)         (2,572)         (32,074)          (5,049)
  Contract benefits                                      --                 --              --               --               --
  Contract charges                                       (3)               (77)            (10)            (213)              (3)
  Transfers between sub-accounts (including
    fixed account), net                             122,937              3,801         323,392          663,931          450,033
  Other transfers from (to) the
    General Account                                  17,074              7,897           3,757          130,532           21,354
  Net increase (decrease) in investment
    by Sponsor                                        6,000              4,000             197            4,000              (88)
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets from
    contract transactions                           172,451            107,604         326,302          790,047          496,247
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets             174,824             58,232         295,831          576,766          555,916

NET ASSETS:
  Beginning of year                                      --            295,831              --          555,916               --
                                                -----------        -----------   -------------      -----------    -------------
  End of year                                   $   174,824        $   354,063   $     295,831      $ 1,132,682    $     555,916
                                                ===========        ===========   =============      ===========    =============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                     FT VIP                                 INVESCO
                                                               FRANKLIN SMALL CAP                         VIF HEALTH
                                                                     CLASS 2                            HEALTH SCIENCES
                                                            YEAR ENDED      PERIOD FROM            YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (20,635)   $     (5,433)          $    (36,458)   $     (7,110)
  Net realized gain (loss)                                     (108,222)         (4,932)               (42,389)           (242)
  Net unrealized gain (loss)                                   (181,012)       (246,845)              (286,367)         53,919
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                 (309,869)       (257,210)              (365,214)         46,567
                                                           ------------    ------------           ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         139,490          16,500                241,529         135,230
  Withdrawals                                                   (80,249)        (10,002)              (124,410)        (12,824)
  Contract benefits                                              (4,259)             --                 (2,482)             --
  Contract charges                                                 (407)            (43)                  (685)            (67)
  Transfers between sub-accounts (including
    fixed account), net                                       1,070,730       1,560,239              1,542,572       2,479,695
  Other transfers from (to) the General Account                 203,985         144,583                259,418          46,907
  Net increase (decrease) in investment by Sponsor                4,000             284                  4,000            (166)
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                     1,333,290       1,711,561              1,919,942       2,648,775
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets                       1,023,421       1,454,351              1,554,728       2,695,342

NET ASSETS:
  Beginning of year                                           1,454,351              --              2,695,342              --
                                                           ------------    ------------           ------------    ------------
  End of year                                              $  2,477,772    $  1,454,351           $  4,250,070    $  2,695,342
                                                           ============    ============           ============    ============


                                                                                                            JANUS ASPEN
                                                                  JANUS ASPEN                            GROWTH AND INCOME
                                                              GROWTH SERVICE SHARES                       SERVICE SHARES
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (42,030)   $     (9,385)         $    (17,198)   $     (5,383)
  Net realized gain (loss)                                     (158,388)         (2,266)              (91,048)        (16,181)
  Net unrealized gain (loss)                                   (706,791)       (429,280)             (416,003)       (257,525)
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                 (907,209)       (440,931)             (524,249)       (279,089)
                                                           ------------    ------------          ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         209,662         131,935               252,841          81,976
  Withdrawals                                                  (166,576)        (17,269)             (109,241)        (16,299)
  Contract benefits                                              (4,024)             --                (4,434)             --
  Contract charges                                                 (762)            (87)                 (571)            (64)
  Transfers between sub-accounts (including fixed
    account), net                                             1,052,148       2,675,783               899,014       2,708,723
  Other transfers from (to) the General Account                 248,549         207,696               315,933         346,713
  Net increase (decrease) in investment by Sponsor                4,000             178                 4,000             140
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                     1,342,997       2,998,236             1,357,542       3,121,189
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets                         435,788       2,557,305               833,293       2,842,100

NET ASSETS:
  Beginning of year                                           2,557,305              --             2,842,100              --
                                                           ------------    ------------          ------------    ------------
  End of year                                              $  2,993,093    $  2,557,305          $  3,675,393    $  2,842,100
                                                           ============    ============          ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                    PIONEER                                   PIONEER
                                                                   EMERGING MARKETS                         REAL ESTATE
                                                               MARKETS VCT CLASS II                     GROWTH VCT CLASS II
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $     (9,554)   $     (2,184)          $     27,053    $      3,378
  Net realized gain (loss)                                     (123,365)         (2,176)                   653          (5,429)
  Net unrealized gain (loss)                                    106,214         (87,711)                26,340           9,830
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                  (26,705)        (92,071)                54,046           7,779
                                                           ------------    ------------           ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                          19,666           6,545                 42,761             909
  Withdrawals                                                   (16,984)         (3,498)               (27,696)         (7,407)
  Contract benefits                                              (2,214)             --                     --              --
  Contract charges                                                 (146)            (13)                  (125)             (3)
  Transfers between sub-accounts (including fixed
    account), net                                               654,800         598,902                665,099         252,396
  Other transfers from (to) the General Account                  21,336          91,291                 44,822             974
  Net increase (decrease) in investment by Sponsor                4,000             434                  4,000              32
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                       680,458         693,661                728,861         246,901
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets                         653,753         601,590                782,907         254,680

NET ASSETS:
  Beginning of year                                             601,590              --                254,680              --
                                                           ------------    ------------           ------------    ------------
  End of year                                              $  1,255,343    $    601,590           $  1,037,587    $    254,680
                                                           ============    ============           ============    ============


                                                                       SVS
                                                                      DREMAN                                  SCUDDER
                                                               FINANCIAL SERVICES (a)                   TECHNOLOGY GROWTH (a)
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (10,976)   $     (4,824)         $    (25,389)   $     (6,827)
  Net realized gain (loss)                                       14,531           1,774              (213,972)        (15,053)
  Net unrealized gain (loss)                                   (150,314)        173,411              (643,498)       (657,840)
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from operations        (146,759)        170,361              (882,859)       (679,720)
                                                           ------------    ------------          ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         154,569          55,383               203,958         218,531
  Withdrawals                                                  (258,024)         (9,566)             (137,463)        (12,379)
  Contract benefits                                                  --              --                (1,963)             --
  Contract charges                                                 (457)            (24)                 (561)            (65)
  Transfers between sub-accounts (including fixed
    account), net                                             1,657,646       1,514,364               698,516       2,232,076
  Other transfers from (to) the General Account                 143,324          96,665               169,399         149,530
  Net increase (decrease) in investment by Sponsor                4,000            (294)                4,000             407
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from contract
    transactions                                              1,701,058       1,656,528               935,886       2,588,100
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets                       1,554,299       1,826,889                53,027       1,908,380

NET ASSETS:
  Beginning of year                                           1,826,889              --             1,908,380              --
                                                           ------------    ------------          ------------    ------------
  End of year                                              $  3,381,188    $  1,826,889          $  1,961,407    $  1,908,380
                                                           ============    ============          ============    ============


                                                                             T. ROWE PRICE
                                                                          INTERNATIONAL STOCK
                                                                        YEAR ENDED DECEMBER 31,
                                                                     -----------------------------
                                                                         2001             2000
                                                                     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $     34,501    $    (95,648)
  Net realized gain (loss)                                               (745,271)      1,812,370
  Net unrealized gain (loss)                                           (1,606,669)     (3,832,683)
                                                                     ------------    ------------
  Net increase (decrease) in net assets from operations                (2,317,439)     (2,115,961)
                                                                     ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   291,236         449,122
  Withdrawals                                                            (596,579)       (405,332)
  Contract benefits                                                       (18,472)        (48,200)
  Contract charges                                                         (2,697)         (2,358)
  Transfers between sub-accounts (including fixed account), net           (90,710)        931,659
  Other transfers from (to) the General Account                           (32,540)        281,479
  Net increase (decrease) in investment by Sponsor                          4,000              --
                                                                     ------------    ------------
  Net increase (decrease) in net assets from contract transactions       (445,762)      1,206,370
                                                                     ------------    ------------
  Net increase (decrease) in net assets                                (2,763,201)       (909,591)

NET ASSETS:
  Beginning of year                                                     9,979,986      10,889,577
                                                                     ------------    ------------
  End of year                                                        $  7,216,785    $  9,979,986
                                                                     ============    ============

* Date of initial investment
(a) Re-branded See Note 1

The accompanying notes are an integral part of these financial statements

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K ("The Separate Account"), which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion contracts is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on April 1, 1994 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty-nine Sub-Accounts. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                  INVESTMENT MANAGER
----------                                                                  ------------------
Aim Variable Insurance Funds ("AIM V.I.")                                   A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.(Class B)("Alliance B")         Alliance Capital Management, LP.
Allmerica Investment Trust ("AIT")                                          Allmerica Financial Investment Management
                                                                              Services, Inc. ("AFIMS")
Delaware Group Premium Fund ("DGPF")                                        Delaware International Advisors Ltd.
Delaware Group Premium Fund (Service Class)("DGPF SC")                      Delaware Management Company
Deutsche Asset Management VIT Funds ("Deutsche VIT")                        Deutsche Asset Management
Eaton Vance Variable Trust ("Eaton Vance VT")                               Eaton Vance Management
Fidelity Variable Insurance Products Fund ("Fidelity VIP")                  Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")            Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II (Service Class 2)              Fidelity Management & Research Company ("FMR")
  ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III (Service Class 2)             Fidelity Management & Research Company ("FMR")
  ("Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products Trust (Class 2)("FT VIP")    Franklin Mutual Advisors, LLC
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")                     INVESCO Funds Group, Inc.
Janus Aspen Series (Service Shares) ("Janus Aspen")                         Janus Capital
Pioneer Variable Contracts Trust (Class II)("Pioneer II")                   Pioneer Investment Management, Inc. ("Pioneer")
Scudder Variable Series II ("Scudder II")                                   Zurich Scudder Investments, Inc.
T Rowe Price International Series, Inc. ("T Rowe Price")                    T Rowe Price International

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

     Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                             PORTFOLIO INFORMATION
                                                                             ---------------------
                                                                                                    NET ASSET
                                                             NUMBER OF            AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                           SHARES               COST            PER SHARE
--------------------                                           ------               ----            ---------
AIT Core Equity                                              14,306,612         $  34,904,351       $   1.633
AIT Equity Index                                             11,238,473            35,051,760           2.715
AIT Government Bond                                           7,331,105             7,796,268           1.077
AIT Money Market                                             21,566,423            21,566,423           1.000
AIT Select Aggressive Growth                                 15,135,416            32,278,966           1.251
AIT Select Capital Appreciation                               7,692,241            12,921,081           1.940
AIT Select Emerging Markets                                     457,936               352,581           0.717
AIT Select Growth                                            15,153,182            32,669,204           1.576
AIT Select Growth and Income                                 14,282,671            22,661,495           1.253
AIT Select International Equity                              14,329,692            19,998,724           1.113
AIT Select Investment Grade Income                            8,896,323             9,780,765           1.106
AIT Select Strategic Growth                                     425,105               284,247           0.483
AIT Select Strategic Income                                     207,396               222,844           1.042
AIT Select Value Opportunity                                 10,108,079            16,796,036           1.975
AIM V.I. Aggressive Growth                                      235,413             3,457,614          10.810
AIM V.I. Blue Chip                                               11,598                79,674           7.110
AIM V.I. Value                                                  160,379             4,479,933          23.350
Alliance Growth and Income Class B                              372,457             8,419,837          22.030
Alliance Premier Growth Class B                                 140,112             4,608,926          25.000
DGPF Growth Opportunities Service Class                          75,553             1,663,539          14.970
DGPF International Equity                                       443,361             6,152,257          13.900
Eaton Vance VT Floating Rate-Income                              56,608               566,076          10.000
Fidelity VIP Equity-Income                                    1,595,842            35,093,409          22.750
Fidelity VIP Growth                                           1,319,627            51,697,587          33.610
Fidelity VIP High Income                                      1,753,038            14,554,338           6.410
Fidelity VIP Overseas                                           513,915            10,213,455          13.880
Fidelity VIP II Asset Manager                                   514,366             8,310,088          14.510
Fidelity VIP II Contrafund Service Class 2                        8,741               171,940          20.000
Fidelity VIP III Growth Opportunties Service Class 2             23,541               413,760          15.040
FT VIP Franklin Natural Resources Securities Class 2             95,747             1,278,367          11.830
FT VIP Franklin Small Cap Class 2                               138,811             2,905,629          17.850
INVESCO VIF Health Sciences                                     233,520             4,482,518          18.200
Janus Aspen Growth Service Shares                               151,472             4,129,164          19.760
Janus Aspen Growth and Income Service Shares                    247,168             4,348,921          14.870
Pioneer Emerging Markets VCT Class II                           112,184             1,236,840          11.190
Pioneer Real Estate Growth VCT Class II                          70,345             1,001,417          14.750
SVS Dreman Financial Services (a)                               313,654             3,358,091          10.780
Scudder Technology Growth (a)                                   209,552             3,262,745           9.360
T. Rowe Price International Stock                               629,188             9,314,420          11.470

(a) Re-branded. See Note 1.

NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

     FAFLIC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses FAFLIC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. Subject to state availability, FAFLIC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                               ALLMERICA
                                              ADVANTAGE &
                                              EXECANNUITY           ALLMERICA
VARIABLE ACCOUNT DEDUCTIONS:                      PLUS           PREMIER CHOICE
Mortality and Expense Risk (Annual Rate)          1.25%               1.30%
Administrative Expense (Annual Rate)              0.20%               0.20%
Optional Rider Fees (Annual Rate)                                     0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate):             0.15%-0.25%             N/A
Annual Contract Fee (Maximum)                      $30                 $35

     During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     Allmerica Investments, Inc., ("Allmerica Investments"), an indirect wholly-owned subsidiary of FAFLIC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:


                                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
AIT Core Equity
  Issuance of Units                                               1,295,709    $  3,249,341       3,005,142    $  8,174,050
  Redemption of Units                                            (2,204,918)     (5,363,592)     (2,051,659)     (5,349,058)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (909,209)   $ (2,114,251)        953,483    $  2,824,992
                                                               ============    ============    ============    ============

AIT Equity Index
  Issuance of Units                                               2,124,528    $  5,336,933       4,278,817    $ 12,918,217
  Redemption of Units                                            (2,753,682)     (6,908,666)     (3,131,298)     (9,209,151)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (629,154)   $ (1,571,733)      1,147,519    $  3,709,066
                                                               ============    ============    ============    ============

AIT Government Bond
  Issuance of Units                                               3,861,040    $  5,460,750         947,705    $  1,193,000
  Redemption of Units                                            (1,713,485)     (2,405,511)     (1,754,048)     (2,226,915)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       2,147,555    $  3,055,239        (806,343)   $ (1,033,915)
                                                               ============    ============    ============    ============

AIT Money Market
  Issuance of Units                                              73,897,822    $ 97,667,044      78,223,232    $ 95,105,618
  Redemption of Units                                           (69,586,897)    (92,014,214)    (76,424,796)    (92,819,356)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       4,310,925    $  5,652,830       1,798,436    $  2,286,262
                                                               ============    ============    ============    ============

AIT Select Aggressive Growth
  Issuance of Units                                               1,972,108    $  3,771,318       5,163,806    $ 13,161,063
  Redemption of Units                                            (3,159,401)     (5,655,647)     (2,958,858)     (6,986,560)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,187,293)   $ (1,884,329)      2,204,948    $  6,174,503
                                                               ============    ============    ============    ============

AIT Select Capital Appreciation
  Issuance of Units                                                 848,231    $  2,025,633       1,873,303    $  4,293,709
  Redemption of Units                                            (1,595,406)     (3,677,447)     (1,523,790)     (3,523,060)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (747,175)   $ (1,651,814)        349,513    $    770,649
                                                               ============    ============    ============    ============

AIT Select Emerging Markets
  Issuance of Units                                               9,032,139    $  6,395,851         591,020    $    523,404
  Redemption of Units                                            (9,069,546)     (6,405,121)        (66,717)        (52,548)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         (37,407)   $     (9,270)        524,303    $    470,856
                                                               ============    ============    ============    ============

AIT Select Growth
  Issuance of Units                                               1,378,567    $  3,660,738       3,617,688    $ 11,528,166
  Redemption of Units                                            (2,553,480)     (6,350,356)     (2,630,315)     (8,045,269)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,174,913)   $ (2,689,618)        987,373    $  3,482,897
                                                               ============    ============    ============    ============

AIT Select Growth and Income
  Issuance of Units                                               1,093,654    $  2,251,776       3,150,361    $  7,499,997
  Redemption of Units                                            (2,240,526)     (4,561,337)     (1,813,097)     (4,163,801)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,146,872)   $ (2,309,561)      1,337,264    $  3,336,196
                                                               ============    ============    ============    ============

AIT Select International Equity
  Issuance of Units                                               7,257,977    $ 11,877,363       3,524,263    $  6,365,634
  Redemption of Units                                            (7,974,625)    (12,978,390)     (2,618,363)     (4,459,995)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (716,648)   $ (1,101,027)        905,900    $  1,905,639
                                                               ============    ============    ============    ============

AIT Select Investment Grade Income
  Issuance of Units                                               2,570,326    $  3,819,274         918,029    $  1,129,280
  Redemption of Units                                            (1,161,108)     (1,714,138)     (1,550,689)     (1,997,428)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,409,218    $  2,105,136        (632,660)   $   (868,148)
                                                               ============    ============    ============    ============

AIT Select Strategic Growth
  Issuance of Units                                                 340,983    $    180,863         436,318    $    395,418
  Redemption of Units                                              (276,496)       (162,595)        (84,537)        (75,583)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          64,487    $     18,268         351,781    $    319,835
                                                               ============    ============    ============    ============

AIT Select Strategic Income
  Issuance of Units                                                 253,280    $    262,823               -    $          -
  Redemption of Units                                               (48,370)        (49,226)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         204,910    $    213,597               -    $          -
                                                               ============    ============    ============    ============

AIT Select Value Opportunity
  Issuance of Units                                               2,103,513    $  4,887,182       1,962,889    $  3,349,972
  Redemption of Units                                            (1,689,542)     (3,895,115)     (2,527,269)     (4,367,316)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         413,971    $    992,067        (564,380)   $ (1,017,344)
                                                               ============    ============    ============    ============




                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
AIM V.I. Aggressive Growth
  Issuance of Units                                               2,205,823    $  1,727,853       2,611,914    $  2,683,013
  Redemption of Units                                              (868,907)       (684,918)       (116,880)       (114,101)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,336,916    $  1,042,935       2,495,034    $  2,568,912
                                                               ============    ============    ============    ============

AIM V.I. Blue Chip
  Issuance of Units                                                  93,687    $     77,903               -    $          -
  Redemption of Units                                                (2,375)         (2,037)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          91,312    $     75,866               -    $          -
                                                               ============    ============    ============    ============

AIM V.I. Value
  Issuance of Units                                               2,857,510    $  2,366,250       3,099,802    $  2,936,042
  Redemption of Units                                              (951,967)       (780,187)        (91,325)        (84,612)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,905,543    $  1,586,063       3,008,477    $  2,851,430
                                                               ============    ============    ============    ============

Alliance Growth and Income Class B
  Issuance of Units                                               6,972,566    $  7,327,750       2,121,398    $  2,184,292
  Redemption of Units                                            (1,099,181)     (1,136,697)       (122,204)       (124,162)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       5,873,385    $  6,191,053       1,999,194    $  2,060,130
                                                               ============    ============    ============    ============

Alliance Premier Growth Class B
  Issuance of Units                                               2,684,919    $  1,951,124       3,574,586    $  3,371,973
  Redemption of Units                                              (778,428)       (568,591)       (155,846)       (151,082)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,906,491    $  1,382,533       3,418,740    $  3,220,891
                                                               ============    ============    ============    ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                 888,126    $    746,583       3,073,850    $  4,756,479
  Redemption of Units                                              (436,193)       (370,839)     (3,440,515)     (5,376,740)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         451,933    $    375,744        (366,665)   $   (620,261)
                                                               ============    ============    ============    ============

DGPF International Equity
  Issuance of Units                                              14,475,706    $ 21,655,403       1,201,178    $  1,269,424
  Redemption of Units                                           (14,462,231)    (21,746,577)        (75,180)        (79,123)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          13,475    $    (91,174)      1,125,998    $  1,190,301
                                                               ============    ============    ============    ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                               1,801,248    $  1,782,074               -    $          -
  Redemption of Units                                            (1,240,932)     (1,223,038)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         560,316    $    559,036               -    $          -
                                                               ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units                                               2,572,184    $  6,335,843       3,614,066    $  7,748,436
  Redemption of Units                                            (3,250,823)     (7,887,014)     (5,302,600)    (11,799,862)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (678,639)   $ (1,551,171)     (1,688,534)   $ (4,051,426)
                                                               ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units                                               2,262,481    $  7,295,064       5,663,779    $ 20,346,297
  Redemption of Units                                            (3,916,198)    (11,424,705)     (3,577,767)    (12,390,213)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,653,717)   $ (4,129,641)      2,086,012    $  7,956,084
                                                               ============    ============    ============    ============

Fidelity VIP High Income
  Issuance of Units                                              15,145,184    $ 17,740,686       7,062,529    $  9,432,612
  Redemption of Units                                           (16,062,724)    (18,703,061)    (10,269,781)    (14,046,429)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (917,540)   $   (962,375)     (3,207,252)   $ (4,613,817)
                                                               ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units                                                 859,076    $  1,288,993       2,496,485    $  4,531,847
  Redemption of Units                                            (1,276,423)     (1,832,163)     (1,198,187)     (2,027,152)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (417,347)   $   (543,170)      1,298,298    $  2,504,695
                                                               ============    ============    ============    ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                 600,537    $  1,060,607       1,281,024    $  2,271,593
  Redemption of Units                                              (933,739)     (1,624,684)     (1,165,452)     (2,060,697)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (333,202)   $   (564,077)        115,572    $    210,896
                                                               ============    ============    ============    ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                 159,696    $    149,101               -    $          -
  Redemption of Units                                                  (675)           (651)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         159,021    $    148,450               -    $          -
                                                               ============    ============    ============    ============




                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                 238,120    $    186,644         371,481    $    360,701
  Redemption of Units                                              (102,163)        (83,039)        (36,970)        (34,399)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         135,957    $    103,605         334,511    $    326,302
                                                               ============    ============    ============    ============

FT VIP Franklin Natural Resources
Securities Class 2
  Issuance of Units                                               1,112,601    $  1,197,806         479,181    $    510,025
  Redemption of Units                                              (387,595)       (411,758)        (12,937)        (13,778)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         725,006    $    786,048         466,244    $    496,247
                                                               ============    ============    ============    ============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                               2,578,371    $  1,966,274       1,832,924    $  1,838,958
  Redemption of Units                                              (813,040)       (636,984)       (129,544)       (127,397)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,765,331    $  1,329,290       1,703,380    $  1,711,561
                                                               ============    ============    ============    ============

INVESCO VIF Health Sciences
  Issuance of Units                                               2,800,237    $  2,745,212       2,630,326    $  2,876,131
  Redemption of Units                                              (814,902)       (849,270)       (209,427)       (227,356)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,985,335    $  1,895,942       2,420,899    $  2,648,775
                                                               ============    ============    ============    ============

Janus Aspen Growth Service Shares
  Issuance of Units                                               2,864,188    $  2,179,393       3,178,948    $  3,183,804
  Redemption of Units                                            (1,131,857)       (840,397)       (188,333)       (185,568)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,732,331    $  1,338,996       2,990,615    $  2,998,236
                                                               ============    ============    ============    ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                               2,584,717    $  2,145,664       3,428,217    $  3,385,160
  Redemption of Units                                              (953,277)       (792,122)       (270,991)       (263,971)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,631,440    $  1,353,542       3,157,226    $  3,121,189
                                                               ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                               6,780,478    $  4,842,723         912,021    $    797,658
  Redemption of Units                                            (5,766,447)     (4,166,264)       (118,848)       (103,997)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,014,031    $    676,459         793,173    $    693,661
                                                               ============    ============    ============    ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                 956,495    $    980,791         629,385    $    606,923
  Redemption of Units                                              (240,908)       (255,929)       (376,498)       (360,022)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         715,587    $    724,862         252,887    $    246,901
                                                               ============    ============    ============    ============

SVS Dreman Financial Services (a)
  Issuance of Units                                               2,319,649    $  2,688,612       1,607,312    $  1,771,534
  Redemption of Units                                              (860,584)       (991,555)       (105,462)       (115,006)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,459,065    $  1,697,057       1,501,850    $  1,656,528
                                                               ============    ============    ============    ============

Scudder Technology Growth (a)
  Issuance of Units                                               2,361,300    $  1,500,828       2,824,194    $  2,776,791
  Redemption of Units                                              (942,961)       (568,942)       (195,036)       (188,691)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,418,339    $    931,886       2,629,158    $  2,588,100
                                                               ============    ============    ============    ============

T. Rowe Price International Stock
  Issuance of Units                                               8,112,740      10,700,414      16,368,302    $ 26,105,367
  Redemption of Units                                            (8,497,210)    (11,150,176)    (15,585,248)    (24,898,997)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (384,470)       (449,762)        783,054    $  1,206,370
                                                               ============    ============    ============    ============



(a)  Re-branded.  See Note 1.


                                                                               ALLMERICA PREMIER CHOICE
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Core Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Equity Index
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============



                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Government Bond
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Money Market
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Capital Appreciation
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Emerging Markets
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth and Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Investment Grade Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Value Opportunity
  Issuance of Units                                                  21,124   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,124   $     22,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Blue Chip
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-25


                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIM V.I. Value
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Growth and Income Class B
  Issuance of Units                                                  21,903   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,903   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Premier Growth Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Equity-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP High Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Overseas
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                  21,800   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,800   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-26


                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------

FT VIP Franklin Natural Resources
Securities Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

INVESCO VIF Health Sciences
  Issuance of Units                                                  22,587   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          22,587   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

SVS Dreman Financial Services (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Scudder Technology Growth (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

T. Rowe Price International Stock
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============



(a)  Re-branded.  See Note 1.


                                                                     ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Core Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Equity Index
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Government Bond
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Money Market
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Capital Appreciation
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Emerging Markets
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth and Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Investment Grade Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Value Opportunity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Blue Chip
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Value
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============




                                                                ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
Alliance Growth and Income Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Premier Growth Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Equity-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP High Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Overseas
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

FT VIP Franklin Natural Resources Securities
Securities Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-29


                                                                ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

INVESCO VIF Health Sciences
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

SVS Dreman Financial Services (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Scudder Technology Growth (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

T. Rowe Price International Stock
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


(a) Re-branded. See Note 1.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:


INVESTMENT PORTFOLIO                                    PURCHASES                 SALES
--------------------                                    ---------                 -----
AIT Core Equity                                       $   8,050,300         $      3,578,896
AIT Equity Index                                          4,332,084                4,290,806
AIT Government Bond                                       4,783,584                1,492,783
AIT Money Market                                         70,386,379               64,201,362
AIT Select Aggressive Growth                              6,301,090                3,434,403
AIT Select Capital Appreciation                           1,916,198                2,644,530
AIT Select Emerging Markets                               6,362,576                6,373,015
AIT Select Growth                                         2,301,232                3,961,760
AIT Select Growth and Income                                835,884                3,334,196
AIT Select International Equity                          13,208,497               11,009,101
AIT Select Investment Grade Income                        3,653,684                1,162,560
AIT Select Strategic Growth                                 145,459                  126,055
AIT Select Strategic Income                                 315,889                   92,940
AIT Select Value Opportunity                              5,017,178                2,301,859
AIM V.I. Aggressive Growth                                1,334,703                  323,371
AIM V.I. Blue Chip                                           81,785                    2,177
AIM V.I. Value                                            2,057,124                  435,028
Alliance Growth and Income Class B                        6,787,848                  409,561
Alliance Premier Growth Class B                           1,860,389                  350,307
DGPF Growth Opportunities Service Class                     857,527                  252,021
DGPF International Equity                                21,869,907               21,405,526
Eaton Vance VT Floating Rate-Income                       2,775,229                2,209,153
Fidelity VIP Equity-Income                                5,609,320                5,205,937
Fidelity VIP Growth                                       6,183,946                7,132,633
Fidelity VIP High Income                                 17,726,247               17,153,144
Fidelity VIP Overseas                                     1,781,319                1,265,485
Fidelity VIP II Asset Manager                             1,117,592                1,320,438
Fidelity VIP II Contrafund Service Class 2                  172,587                      633
Fidelity VIP III Growth Opportunties Service Class 2        186,109                   81,764
FT VIP Franklin Natural Resources Securities Class 2      1,200,043                  415,782
FT VIP Franklin Small Cap Class 2                         1,647,660                  335,005
INVESCO VIF Health Sciences                               2,312,498                  429,014
Janus Aspen Growth Service Shares                         1,768,810                  461,907
Janus Aspen Growth and Income Service Shares              1,812,707                  472,363
Pioneer Emerging Markets VCT Class II                     4,542,734                3,871,830
Pioneer Real Estate Growth VCT Class II                     909,727                  153,813
SVS Dreman Financial Services (a)                         2,434,999                  732,891
Scudder Technology Growth (a)                             1,194,078                  283,581
T. Rowe Price International Stock                        10,196,476               10,607,737

(a) Re-branded. See Note 1

NOTE 7- FINANCIAL HIGHLIGHTS

         A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:


                                                           AT DECEMBER 31
                                                           --------------

                                                          UNIT            UNIT
                                                          VALUE          VALUE
                                              UNITS      LOWEST         HIGHEST   NET ASSETS
                                              -----      ------         -------   ----------
AIT Core Equity
2001                                        10,748,715  1.006631       2.174676   $23,370,300
AIT Equity Index
2001                                        11,962,664  1.015741       2.551646    30,518,339
AIT Government Bond
2001                                         5,463,066  0.993283       1.445643     7,895,835
AIT Money Market
2001                                        16,157,337  1.000398       1.334848    21,566,423
AIT Select Aggressive Growth
2001                                        12,129,880    1.0166       1.561158    18,934,480
AIT Select Capital Appreciation
2001                                         6,284,484  1.062242       2.375406    14,922,948
AIT Select Emerging Markets
2001                                           490,896    0.6657       1.053197       328,340
AIT Select Growth
2001                                        11,271,573  1.007676       2.119131    23,881,495
AIT Select Growth and Income
2001                                         9,152,150  1.016138       1.956488    17,902,311
AIT Select International Equity
2001                                        11,033,986  1.030197       1.445589    15,948,948
AIT Select Investment Grade Income
2001                                         6,466,596  0.990568       1.521928     9,839,568
AIT Select Strategic Growth
2001                                           420,268  0.482999       1.067350       205,326
AIT Select Strategic Income
2001                                           208,910  0.987084       1.035377       216,107
AIT Select Value Opportunity
2001                                         8,181,916  1.079629       2.443804    19,963,457
AIM V.I. Aggressive Growth
2001                                         3,835,950  0.663023       1.037223     2,544,820
AIM V.I. Blue Chip
2001                                            95,312  0.858678       1.013235        82,461
AIM V.I. Value
2001                                         4,918,020  0.761244       1.017991     3,744,840
Alliance Growth and Income Class B
2001                                         7,896,482  1.020972       1.039153     8,205,221
Alliance Premier Growth Class B
2001                                         5,329,231  0.657009       1.018393     3,502,798
DGPF Growth Opportunities Service Class
2001                                         1,581,931  0.714073       1.065770     1,131,021
DGPF International Equity
2001                                         4,210,614  1.018508       1.464061     6,162,814
Eaton Vance VT Floating Rate-Income
2001                                           564,316  0.999061       1.003146       566,076
Fidelity VIP Equity-Income
2001                                        15,472,493  1.027168       2.346796    36,305,507
Fidelity VIP Growth
2001                                        16,964,238  1.012582       2.614858    44,352,664
Fidelity VIP High Income
2001                                        10,899,194  0.998727       1.031003    11,236,974
Fidelity VIP Overseas
2001                                         5,681,288  1.006699       1.255725     7,133,138
Fidelity VIP II Asset Manager
2001                                         4,400,210  1.010565       1.696780     7,463,445
Fidelity VIP II Contrafund Service Class 2
2001                                           182,821  0.945816       1.026036       174,824
Fidelity VIP III Growth Opportunities
  Service Class 2
2001                                           474,468  0.743936       1.016411       354,063
FT VIP Franklin Natural Resources Securities
   Class 2
2001                                         1,195,250  0.947241        1.07032     1,132,682
FT VIP Franklin Small Cap Class 2
2001                                         3,472,711  0.713107       1.052501     2,477,772
INVESCO VIF Health Sciences
2001                                         4,430,822   0.95911       0.976417     4,250,070
Janus Aspen Growth Service Shares
2001                                         4,726,946   0.63287       1.020532     2,993,093
Janus Aspen Growth and Income
    Service Shares
2001                                         4,792,666  0.766665       1.022831     3,675,393
Pioneer Emerging Markets VCT Class II
2001                                         1,811,204  0.692374       1.020734     1,255,343
Pioneer Real Estate Growth VCT Class II
2001                                           972,474  1.026483       1.067123     1,037,587
SVS Dreman Financial Services (b)
2001                                         2,964,915  1.026334       1.140554     3,381,188
Scudder Technology Growth (b)
2001                                         4,051,497  0.483605       1.004205     1,961,407
T. Rowe Price International Stock
2001                                         6,339,951  1.030585       1.138371     7,216,785



                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------

                                              INVESTMENT*   EXPENSE**    EXPENSE**    TOTAL***     TOTAL***
                                                INCOME       RATIO        RATIO       RETURN        RETURN
                                                 RATIO       LOWEST      HIGHEST      LOWEST       HIGHEST
                                                 -----       ------      -------      ------       -------
AIT Core Equity
2001                                             0.72%        1.45%        1.65%      -18.08% (a)    0.67%
AIT Equity Index
2001                                             0.98         1.45         1.65       -13.29  (a)    1.59
AIT Government Bond
2001                                             5.18         1.45         1.65        -0.67  (a)    6.07
AIT Money Market
2001                                             4.06         1.45         1.65         0.04         2.77 (a)
AIT Select Aggressive Growth
2001                                              N/A         1.45         1.65       -22.77  (a)    1.67
AIT Select Capital Appreciation
2001                                              N/A         1.45         1.65        -2.56  (a)    6.24
AIT Select Emerging Markets
2001                                              N/A         1.45         1.65       -10.44  (a)    5.32
AIT Select Growth
2001                                              N/A         1.45         1.65       -25.80  (a)    0.78
AIT Select Growth and Income
2001                                             0.54         1.45         1.65       -13.03  (a)    1.63
AIT Select International Equity
2001                                             1.56         1.45         1.65       -22.66  (a)    3.03
AIT Select Investment Grade Income
2001                                             5.96         1.45         1.65        -0.94          6.38 (a)
AIT Select Strategic Growth
2001                                              N/A         1.45         1.65       -30.32  (a)     6.74
AIT Select Strategic Income
2001                                             4.75         1.45         1.65        -1.29          3.54 (a)
AIT Select Value Opportunity
2001                                             0.61         1.45         1.65         7.96         11.05 (a)
AIM V.I. Aggressive Growth
2001                                              N/A         1.45         1.65       -27.14  (a)     3.72
AIM V.I. Blue Chip
2001                                             0.06         1.45         1.65       -14.13  (a)     1.32
AIM V.I. Value
2001                                             0.15         1.45         1.65       -13.83  (a)     1.80
Alliance Growth and Income Class B
2001                                             0.53         1.45         1.65        -1.30  (a)     2.11
Alliance Premier Growth Class B
2001                                              N/A         1.45         1.65       -18.60  (a)     1.84
DGPF Growth Opportunities Service Class
2001                                              N/A         1.45         1.65       -17.16  (a)     6.58
DGPF International Equity
2001                                             2.61         1.45         1.65       -14.10  (a)     1.86
Eaton Vance VT Floating Rate-Income
2001                                             2.12         1.45         1.65        -0.09          0.32 (a)
Fidelity VIP Equity-Income
2001                                             1.75         1.45         1.65        -6.34  (a)     2.73
Fidelity VIP Growth
2001                                             0.08         1.45         1.65       -18.85  (a)     1.27
Fidelity VIP High Income
2001                                            12.85         1.45         1.65       -13.01  (a)    -0.12
Fidelity VIP Overseas
2001                                             5.51         1.45         1.65       -22.31  (a)     0.68
Fidelity VIP II Asset Manager
2001                                             4.46         1.45         1.65        -5.48  (a)     1.07
Fidelity VIP II Contrafund Service Class 2
2001                                              N/A         1.45         1.65        -5.42          2.60 (a)
Fidelity VIP III Growth Opportunities
  Service Class 2
2001                                             0.34         1.45         1.65       -15.88  (a)     1.64
FT VIP Franklin Natural Resources Securities
   Class 2
2001                                             0.86         1.45         1.65       -20.56  (a)     7.03
FT VIP Franklin Small Cap Class 2
2001                                             0.40         1.45         1.65       -16.48  (a)     5.25
INVESCO VIF Health Sciences
2001                                             0.41         1.45         1.65       -13.85  (a)    -2.36
Janus Aspen Growth Service Shares
2001                                              N/A         1.45         1.65       -25.99  (a)     2.05
Janus Aspen Growth and Income
    Service Shares
2001                                             0.92         1.45         1.65       -14.83  (a)     2.28
Pioneer Emerging Markets VCT Class II
2001                                              N/A         1.45         1.65        -8.71  (a)     2.07
Pioneer Real Estate Growth VCT Class II
2001                                             5.50         1.45         1.65         2.65          5.96 (a)
SVS Dreman Financial Services (b)
2001                                             1.08         1.45         1.65        -6.24  (a)     2.65
Scudder Technology Growth (b)
2001                                             0.18         1.45         1.65       -33.37  (a)     0.42
T. Rowe Price International Stock
2001                                             1.88         1.45         1.65       -23.34  (a)     3.07



* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(A) START DATE OF 12/03/01
(B) RE-BRANDED. SEE NOTE 1.


                                        SA-31